Schedule of Investments (unaudited)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$2,912	$2,562,275
5.38%, 06/15/33(a)	2,099	2,096,728
Omnicom Group Inc.
2.60%, 08/01/31(a)	5,114	4,497,644
4.20%, 06/01/30(a)	3,489	3,414,837
5.30%, 11/01/34(a)	3,605	3,577,662
		16,149,146
Aerospace & Defense — 1.3%
BAE Systems PLC
1.90%, 02/15/31(b)	6,116	5,240,177
5.25%, 03/26/31(b)	3,110	3,182,861
5.30%, 03/26/34(b)	9,215	9,304,270
Boeing Co. (The)
3.25%, 02/01/35	4,611	3,794,855
3.30%, 03/01/35	170	137,334
3.60%, 05/01/34	5,471	4,732,188
3.63%, 02/01/31	8,654	8,066,052
6.13%, 02/15/33	2,575	2,674,386
6.39%, 05/01/31(a)	6,295	6,716,605
6.53%, 05/01/34	15,034	16,046,868
Embraer Netherlands Finance BV
5.98%, 02/11/35(a)	4,155	4,196,799
7.00%, 07/28/30(b)	345	367,693
GE Capital Funding LLC, 4.55%, 05/15/32	2,980	2,931,141
General Dynamics Corp.
2.25%, 06/01/31(a)	3,488	3,072,104
4.95%, 08/15/35	1,335	1,313,393
General Electric Co., 6.75%, 03/15/32	8,017	8,948,548
HEICO Corp., 5.35%, 08/01/33	4,008	4,046,155
Hexcel Corp., 5.88%, 02/26/35(a)	1,065	1,063,155
Howmet Aerospace Inc., 4.85%, 10/15/31(a)	1,115	1,114,686
L3Harris Technologies Inc.
1.80%, 01/15/31	4,074	3,466,910
4.85%, 04/27/35	2,569	2,467,051
5.25%, 06/01/31	4,525	4,616,198
5.35%, 06/01/34	4,757	4,788,564
5.40%, 07/31/33	9,463	9,589,876
Lockheed Martin Corp.
1.85%, 06/15/30	2,472	2,186,342
3.60%, 03/01/35	3,224	2,873,735
3.90%, 06/15/32(a)	4,762	4,524,537
4.70%, 12/15/31	3,705	3,724,052
4.75%, 02/15/34(a)	5,320	5,226,668
4.80%, 08/15/34	3,560	3,494,790
5.25%, 01/15/33(a)	6,088	6,261,890
Northrop Grumman Corp.
4.70%, 03/15/33	6,070	5,970,734
4.90%, 06/01/34	5,190	5,107,355
5.25%, 07/15/35(a)	3,255	3,265,966
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	1,652	1,870,694
RTX Corp.
1.90%, 09/01/31	6,155	5,192,879
2.25%, 07/01/30	6,072	5,422,450
2.38%, 03/15/32	6,135	5,240,262
5.15%, 02/27/33(a)	7,569	7,620,798
5.40%, 05/01/35	3,474	3,508,296
6.00%, 03/15/31	6,145	6,526,156
Security	Par (000)	Value
Aerospace & Defense (continued)
6.10%, 03/15/34(a)	$9,078	$9,671,577
		199,567,050
Agriculture — 1.3%
Altria Group Inc.
2.45%, 02/04/32(a)	11,085	9,407,386
5.63%, 02/06/35	3,445	3,458,475
6.88%, 11/01/33	3,090	3,395,224
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	4,939	4,396,906
4.50%, 08/15/33(a)	2,680	2,583,706
5.94%, 10/01/32(a)	1,695	1,809,569
BAT Capital Corp.
2.73%, 03/25/31	7,694	6,838,882
4.74%, 03/16/32	5,666	5,541,764
5.35%, 08/15/32	6,335	6,398,828
5.63%, 08/15/35	4,000	4,007,781
5.83%, 02/20/31(a)	5,820	6,063,808
6.00%, 02/20/34(a)	5,170	5,378,489
6.34%, 08/02/30	6,008	6,407,362
6.42%, 08/02/33(a)	7,658	8,209,418
7.75%, 10/19/32	3,662	4,180,678
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	6,699	6,000,353
4.65%, 09/17/34(a)	4,680	4,500,675
Cargill Inc.
1.70%, 02/02/31(b)	3,368	2,874,439
2.13%, 11/10/31(a)(b)	6,493	5,563,260
4.00%, 06/22/32(a)(b)	3,955	3,743,752
4.75%, 04/24/33(a)(b)	2,949	2,895,178
5.13%, 10/11/32(a)(b)	3,305	3,345,332
5.13%, 02/11/35(b)	2,995	2,961,998
Imperial Brands Finance PLC, 5.88%, 07/01/34(b)	4,275	4,298,720
Japan Tobacco Inc., 5.85%, 06/15/35(b)	1,650	1,701,252
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	5,420	5,517,648
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,150	3,444,266
Philip Morris International Inc.
1.75%, 11/01/30	4,610	3,972,217
4.75%, 11/01/31	4,945	4,932,642
4.88%, 04/30/35	4,200	4,062,353
4.90%, 11/01/34(a)	4,210	4,128,377
5.13%, 02/13/31	7,990	8,126,725
5.25%, 02/13/34	10,505	10,570,892
5.38%, 02/15/33	13,373	13,636,247
5.50%, 09/07/30	4,255	4,418,481
5.63%, 09/07/33(a)	5,800	5,994,395
5.75%, 11/17/32	8,985	9,407,603
Viterra Finance BV
3.20%, 04/21/31(b)	3,415	3,102,074
5.25%, 04/21/32(a)(b)	1,830	1,824,579
		199,101,734
Airlines — 0.0%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(a)(b)	2,240	2,179,130
Apparel — 0.1%
Ralph Lauren Corp., 2.95%, 06/15/30	4,680	4,313,327

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Tapestry Inc.
3.05%, 03/15/32(a)	$2,967	$2,589,064
5.50%, 03/11/35	2,970	2,913,194
		9,815,585
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.80%, 01/13/31	3,813	3,233,667
4.85%, 10/23/31	4,375	4,336,717
4.90%, 01/10/34(a)	4,420	4,305,880
5.05%, 07/10/31(a)	4,570	4,596,266
5.20%, 03/05/35(a)	2,960	2,891,782
5.85%, 10/04/30	3,229	3,379,070
BMW U.S. Capital LLC
1.95%, 08/12/31(a)(b)	3,122	2,616,540
2.55%, 04/01/31(a)(b)	3,225	2,831,152
3.70%, 04/01/32(a)(b)	3,035	2,771,472
4.85%, 08/13/31(a)(b)	3,794	3,756,134
5.15%, 08/11/33(a)(b)	3,493	3,477,552
5.15%, 04/02/34(a)(b)	3,080	3,040,065
5.40%, 03/21/35(a)(b)	2,995	2,958,361
Cummins Inc.
1.50%, 09/01/30(a)	5,423	4,668,995
4.70%, 02/15/31	3,420	3,408,265
5.15%, 02/20/34(a)	3,845	3,875,524
5.30%, 05/09/35	6,260	6,252,382
Daimler Truck Finance North America LLC
2.50%, 12/14/31(a)(b)	4,795	4,105,561
5.38%, 01/13/32(b)	3,580	3,584,533
5.38%, 01/18/34(b)	3,005	2,976,566
5.38%, 06/25/34(a)(b)	3,055	3,011,731
5.50%, 09/20/33(a)(b)	3,443	3,426,769
5.63%, 01/13/35(b)	3,015	3,016,269
Ford Motor Co.
3.25%, 02/12/32	17,031	14,054,103
6.10%, 08/19/32(a)	12,110	11,828,461
7.45%, 07/16/31(a)	6,785	7,213,252
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	6,295	5,416,623
4.00%, 11/13/30	9,900	8,816,546
6.05%, 03/05/31(a)	5,905	5,784,292
6.05%, 11/05/31	4,625	4,506,183
6.13%, 03/08/34	9,760	9,273,343
6.50%, 02/07/35(a)	7,210	7,030,599
6.53%, 03/19/32(a)	2,845	2,835,256
7.12%, 11/07/33	7,530	7,649,459
7.20%, 06/10/30	5,248	5,447,036
General Motors Co.
5.00%, 04/01/35	4,595	4,244,492
5.60%, 10/15/32(a)	8,315	8,274,669
6.25%, 04/15/35(a)	3,085	3,122,702
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	6,015	5,130,831
2.70%, 06/10/31	6,140	5,269,136
3.10%, 01/12/32(a)	7,501	6,465,149
3.60%, 06/21/30	6,624	6,103,792
5.45%, 09/06/34	4,451	4,261,231
5.60%, 06/18/31	6,050	6,074,857
5.63%, 04/04/32(a)	3,315	3,289,010
5.75%, 02/08/31	6,235	6,304,449
5.90%, 01/07/35(a)	6,034	5,952,910
5.95%, 04/04/34	7,416	7,368,582
Security	Par (000)	Value
Auto Manufacturers (continued)
6.10%, 01/07/34	$9,295	$9,338,661
6.15%, 07/15/35	2,700	2,706,444
6.40%, 01/09/33	6,278	6,483,376
Honda Motor Co. Ltd., 2.97%, 03/10/32	4,693	4,146,458
Hyundai Capital America
4.75%, 09/26/31(b)	3,285	3,193,105
5.40%, 01/08/31(a)(b)	3,305	3,332,596
5.40%, 06/24/31(a)(b)	4,935	4,977,810
5.40%, 03/29/32(a)(b)	3,410	3,390,699
5.70%, 06/26/30(a)(b)	3,084	3,153,769
6.20%, 09/21/30(a)(b)	3,058	3,193,595
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	2,552	2,243,685
5.00%, 01/11/34(a)(b)	4,460	4,355,247
5.05%, 08/03/33(a)(b)	4,430	4,354,224
5.13%, 08/01/34(a)(b)	2,315	2,274,181
5.45%, 04/01/35(a)(b)	1,595	1,591,566
8.50%, 01/18/31	9,373	11,031,795
PACCAR Financial Corp., 5.00%, 03/22/34	2,175	2,173,529
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(a)(b)	6,162	5,108,314
6.38%, 09/12/32(a)(b)	4,133	4,179,022
6.45%, 03/18/35(a)(b)	5,565	5,501,834
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,203	2,829,671
5.12%, 07/13/33(a)	2,970	3,022,795
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	4,181	3,563,347
1.90%, 09/12/31(a)	3,072	2,598,970
2.40%, 01/13/32	2,578	2,218,826
4.60%, 10/10/31	4,775	4,732,228
4.70%, 01/12/33(a)	2,956	2,924,697
4.80%, 01/05/34(a)	4,845	4,779,626
5.10%, 03/21/31(a)	5,845	5,944,524
5.35%, 01/09/35(a)	5,017	5,071,812
5.55%, 11/20/30(a)	6,170	6,431,716
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(a)(b)	3,065	3,026,258
5.65%, 03/25/32(a)(b)	3,475	3,481,870
5.80%, 03/27/35(a)(b)	3,405	3,366,052
5.90%, 09/12/33(a)(b)	2,995	3,014,729
6.45%, 11/16/30(a)(b)	4,925	5,160,764
		393,136,011
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(a)	4,996	4,386,888
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34(a)	3,145	2,970,804
BorgWarner Inc., 5.40%, 08/15/34(a)	2,750	2,742,712
Lear Corp., 2.60%, 01/15/32(a)	2,340	1,989,039
LG Energy Solution Ltd.
5.50%, 07/02/34(b)	3,030	2,917,628
5.88%, 04/02/35(b)	4,340	4,255,424
Magna International Inc.
2.45%, 06/15/30(a)	4,698	4,197,583
5.50%, 03/21/33(a)	2,986	3,000,972
5.88%, 06/01/35	225	226,724
		26,687,774

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 23.5%
ABN AMRO Bank NV
3.32%, 03/13/37, (5-year CMT + 1.900%)(b)(c)	$4,886	$4,240,380
5.52%, 12/03/35, (1-year CMT + 1.250%)(a)(b)(c)	4,435	4,444,600
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR +1.910%)(b)(c)	5,410	5,491,563
ASB Bank Ltd., 2.38%, 10/22/31(a)(b)	2,145	1,858,931
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(c)	7,916	6,870,164
5.20%, 09/30/35, (1-year CMT + 1.470%)(a)(b)(c)	7,955	7,721,567
6.74%, 12/08/32(a)(b)	6,723	7,234,502
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	6,268	6,406,621
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	4,140	4,634,330
Banco de Chile, 2.99%, 12/09/31(a)(b)	1,870	1,642,049
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(a)(b)	2,210	1,947,722
Banco Nacional de Panama, 2.50%, 08/11/30	7,180	5,988,683
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	2,060	1,866,742
Banco Santander SA
2.75%, 12/03/30	8,795	7,739,402
2.96%, 03/25/31	4,356	3,941,319
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	5,529	4,852,387
5.44%, 07/15/31(a)	8,235	8,457,577
6.03%, 01/17/35(a)	6,135	6,373,391
6.35%, 03/14/34(a)	7,375	7,620,858
6.92%, 08/08/33	11,705	12,489,511
6.94%, 11/07/33(a)	9,090	10,127,137
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(c)	5,655	4,973,147
5.50%, 09/21/33(b)	4,470	4,534,955
5.65%, 07/05/34(b)	4,645	4,753,674
6.06%, 03/25/40, (5-year CMT + 1.780%)(b)(c)	5,540	5,496,390
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	17,049	14,758,884
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	16,112	13,868,954
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	24,925	21,385,115
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	12,588	10,522,665
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	20,905	18,124,502
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	28,748	25,389,575
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	23,517	20,727,817
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	15,973	14,305,576
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	25,139	24,383,912
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	30,533	30,426,874
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	30,670	30,723,488
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	15,620	15,305,286
5.46%, 05/09/36, (1-day SOFR + 1.640%)(c)	17,500	17,616,042
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	31,115	31,440,424
5.51%, 01/24/36, (1-day SOFR + 1.310%)(c)	20,175	20,334,454
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	21,738	21,337,536
5.74%, 02/12/36, (1-day SOFR + 1.697%)(c)	14,965	14,879,776
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	23,047	23,948,340
Security	Par (000)	Value
Banks (continued)
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	$12,720	$11,259,754
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	6,447	5,487,957
5.51%, 06/04/31(a)	4,401	4,549,247
7.30%, 11/26/84, (5-year CMT + 3.010%)(a)(c)	4,410	4,413,488
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31	90	77,160
1.80%, 07/28/31(a)	3,106	2,657,905
2.50%, 01/26/32(a)	2,959	2,569,133
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	4,575	4,370,967
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	4,508	4,392,402
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	6,051	5,987,743
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	7,585	7,667,216
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	6,019	6,015,155
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	4,600	4,625,251
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	2,745	2,742,434
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	8,927	9,341,753
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	6,914	7,522,003
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,145	1,003,828
Bank of Nova Scotia (The)
2.15%, 08/01/31(a)	3,575	3,076,398
2.45%, 02/02/32	5,276	4,520,923
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	7,140	6,654,771
4.74%, 11/10/32, (1-day SOFR + 1.440%)(c)	4,300	4,251,819
5.65%, 02/01/34	4,760	4,924,718
BankUnited Inc., 5.13%, 06/11/30(a)	1,088	1,067,112
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	4,887	4,359,570
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)(c)	5,648	4,934,833
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)(c)	7,388	6,428,449
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	5,383	4,904,975
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	11,950	11,620,807
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	5,707	5,824,999
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	12,205	12,231,783
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	12,913	13,481,218
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	9,550	10,257,337
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(c)	8,850	9,535,896
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	11,799	13,193,686
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	4,560	4,445,950
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(b)(c)	8,445	7,327,940
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(b)(c)	13,192	11,636,003
3.13%, 01/20/33, (1-day SOFR + 1.561%)(b)(c)	6,938	6,060,183
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(c)	10,405	10,595,173
5.79%, 01/13/33, (1-day SOFR + 1.620%)(b)(c)	13,291	13,613,855

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.89%, 12/05/34, (1-day SOFR + 1.866%)(a)(b)(c)	$13,355	$13,940,210
5.91%, 11/19/35, (1-day SOFR + 1.920%)(a)(b)(c)	10,255	10,196,045
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(c)	6,512	5,529,158
3.12%, 10/19/32, (1-day SOFR + 1.730%)(b)(c)	5,301	4,548,525
3.65%, 01/14/37, (5-year CMT + 1.900%)(a)(b)(c)	4,810	4,160,027
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(c)	5,363	5,423,987
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(c)	8,550	8,657,862
6.03%, 05/28/36, (1-day SOFR + 1.956%)(b)(c)	5,910	5,997,708
6.29%, 01/14/36, (1-day SOFR + 2.040%)(b)(c)	9,985	10,365,127
6.51%, 01/18/35, (1-year CMT + 2.791%)(a)(b)(c)	5,090	5,213,757
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)(c)	7,548	8,176,074
Brookfield Finance Inc., 6.30%, 01/15/55, (5-year CMT + 2.076%)(c)	3,385	3,198,745
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)(c)	5,820	5,997,970
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(c)	5,390	5,838,225
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	5,320	4,883,578
6.09%, 10/03/33(a)	6,655	7,059,747
Citibank NA, 5.57%, 04/30/34	13,290	13,608,178
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	11,663	10,036,092
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	19,112	16,693,700
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	20,180	18,077,122
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)(c)	18,990	16,703,620
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	19,130	17,558,156
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	16,078	15,805,623
5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(c)	13,910	13,720,352
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	6,495	6,198,514
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(c)	16,515	16,548,161
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	15,649	15,608,866
5.88%, 02/22/33(a)	3,551	3,640,796
6.00%, 10/31/33	4,880	5,054,653
6.02%, 01/24/36, (1-day SOFR + 1.830%)(a)(c)	16,607	16,704,866
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)(c)	19,843	20,333,362
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	17,820	18,905,777
6.63%, 06/15/32	6,754	7,267,698
Citizens Financial Group Inc.
2.64%, 09/30/32	3,700	3,031,601
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(c)	2,233	2,171,310
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	7,935	8,100,530
Security	Par (000)	Value
Banks (continued)
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	$4,450	$4,718,159
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	2,518	2,408,941
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,573	3,939,267
2.69%, 03/11/31(a)(b)	8,480	7,432,348
3.78%, 03/14/32(a)(b)	6,960	6,357,443
5.84%, 03/13/34(a)(b)	7,340	7,487,258
Cooperatieve Rabobank UA
3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(c)	5,693	5,229,602
5.71%, 01/21/33, (1-year CMT + 1.000%)(b)(c)	4,670	4,808,851
Credit Agricole SA
5.37%, 03/11/34(a)(b)	4,175	4,278,551
5.51%, 07/05/33(a)(b)	4,070	4,196,857
5.86%, 01/09/36, (1-day SOFR + 1.740%)(b)(c)	10,945	11,119,260
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(c)	8,690	8,919,090
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	5,030	4,441,107
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)(c)	8,210	7,565,564
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	7,090	6,386,217
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	7,120	6,267,304
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	7,825	7,636,208
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)(c)	2,480	2,514,307
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)(c)	8,370	8,792,240
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(c)	3,138	2,942,300
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	6,175	6,340,626
First Citizens BancShares Inc./NC, 6.25%, 03/12/40, (5-year CMT + 1.970%)(a)(c)	3,710	3,578,373
Goldman Sachs Capital I, 6.35%, 02/15/34	3,895	4,008,244
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	14,635	12,455,867
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)(c)	26,266	22,602,452
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	23,914	20,971,076
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	20,805	18,062,170
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	26,048	23,005,145
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	25,615	24,789,231
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	21,830	21,644,991
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)(c)	21,915	22,070,409
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)(c)	18,350	18,884,580
6.13%, 02/15/33(a)	5,439	5,867,154
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	7,890	8,591,880
HBOS PLC, 6.00%, 11/01/33(a)(b)	610	610,347
HSBC Bank USA NA/New York, 5.88%, 11/01/34(a)	1,395	1,448,050
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	8,704	7,629,089

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)(c)	$18,506	$16,191,797
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	8,550	7,708,299
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	10,827	9,428,709
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	12,363	11,862,332
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	14,857	14,987,319
5.45%, 03/03/36, (1-day SOFR + 1.560%)(c)	14,070	13,849,777
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	7,740	7,896,740
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	8,515	8,733,504
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)(c)	12,030	12,113,961
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	10,685	10,588,328
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	13,551	14,247,403
6.55%, 06/20/34, (1-day SOFR + 2.980%)(c)	12,020	12,574,754
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)(c)	11,740	12,931,712
7.63%, 05/17/32(a)	1,645	1,843,253
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)(c)	12,052	13,770,903
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)(c)	2,996	2,483,586
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	2,148	2,088,542
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)(c)	7,095	7,138,182
6.14%, 11/18/39, (5-year CMT + 1.700%)(a)(c)	3,330	3,320,922
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	3,532	3,124,326
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	5,455	5,174,395
5.53%, 03/25/36, (1-day SOFR + 1.610%)(c)	5,900	5,885,682
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	9,520	9,580,759
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	7,340	7,713,399
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(c)	4,780	4,306,647
6.63%, 06/20/33(b)	7,555	8,045,778
7.20%, 11/28/33(a)(b)	8,565	9,457,253
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(c)	6,733	7,670,515
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	9,201	7,858,302
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	18,539	15,871,872
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	19,038	16,497,846
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	21,302	18,802,052
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)(c)	21,326	18,864,206
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	15,406	15,017,410
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	27,457	27,210,796
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	19,050	18,485,359
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	22,510	22,466,971
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)(c)	19,251	19,369,971
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	24,760	25,042,895
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	17,030	17,232,004
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(c)	22,360	22,749,496
Security	Par (000)	Value
Banks (continued)
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(c)	$21,249	$21,850,099
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	19,387	20,049,864
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	19,105	20,429,562
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(c)	5,425	5,729,893
KeyBank NA, 5.00%, 01/26/33	5,848	5,653,900
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	4,405	4,154,705
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	4,478	4,275,176
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	6,030	6,327,878
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	5,050	4,932,642
Kookmin Bank, 2.50%, 11/04/30(b)	1,160	1,022,323
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	7,159	7,023,683
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	5,890	5,887,680
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	11,935	12,061,528
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	5,820	6,615,492
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	5,333	5,167,509
5.39%, 01/16/36, (1-day SOFR + 1.610%)(c)	5,110	4,976,020
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	3,425	3,566,554
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(b)(c)	5,933	5,218,202
3.62%, 06/03/30(a)(b)	3,058	2,839,510
6.80%, 01/18/33(a)(b)	5,608	5,969,169
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(c)	5,465	4,763,684
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)(c)	7,263	6,238,259
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)(c)	3,380	3,189,145
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	4,710	4,729,646
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(c)	4,200	4,323,688
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(c)	5,730	6,034,661
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	11,585	9,961,043
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	4,357	3,758,866
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	6,060	5,291,235
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	4,160	3,959,784
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	8,873	8,860,482
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	6,143	6,219,926
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	10,763	10,816,719
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	7,453	7,571,597
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	4,380	4,460,086
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	6,905	7,009,582
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	9,575	9,725,482
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)(c)	4,610	3,984,462

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)(c)	$3,076	$2,629,570
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	5,604	4,927,877
2.26%, 07/09/32, (1-year CMT + 0.900%)(c)	3,990	3,413,967
2.56%, 09/13/31	5,813	4,993,838
5.42%, 05/13/36, (1-year CMT + 0.980%)(c)	5,980	5,978,283
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	4,685	4,746,194
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	4,245	4,302,382
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	4,093	4,191,310
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5,168	5,306,588
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,035	6,205,746
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	17,041	14,351,480
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	16,085	13,575,766
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	22,713	19,342,755
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	19,190	16,036,844
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	16,667	14,350,978
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	16,456	14,460,089
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	13,296	13,097,108
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	20,418	20,403,229
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(c)	12,450	12,215,907
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	19,860	19,730,522
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	16,195	16,341,007
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	16,565	16,664,093
5.59%, 01/18/36, (1-day SOFR + 1.418%)(a)(c)	14,544	14,685,247
5.66%, 04/17/36, (1-day SOFR + 1.757%)(c)	19,085	19,396,724
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	18,772	19,355,454
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(c)	9,670	9,759,914
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	12,650	12,761,834
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	19,325	20,666,364
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	13,570	14,725,687
7.25%, 04/01/32(a)	6,814	7,767,130
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	7,770	6,808,022
2.99%, 05/21/31(a)(b)	6,620	5,867,940
3.35%, 01/12/37, (5-year CMT + 1.7000%)(a)(b)(c)	6,405	5,574,047
4.95%, 01/10/34(a)(b)	4,485	4,502,552
5.18%, 06/11/34(a)(b)	5,305	5,416,357
5.90%, 01/14/36, (1-year CMT + 1.300%)(b)(c)	8,300	8,393,700
6.43%, 01/12/33(a)(b)	6,613	6,986,366
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	4,187	3,711,358
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	8,565	8,730,351
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	5,528	5,759,860
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	4,325	3,637,119
5.07%, 09/14/32(a)(b)	2,095	2,043,040
Northern Trust Corp., 6.13%, 11/02/32(a)	5,498	5,851,800
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	5,882	5,080,452
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	5,028	4,777,847
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	8,699	8,590,501
Security	Par (000)	Value
Banks (continued)
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)(c)	$8,668	$8,564,736
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	9,211	9,193,092
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	10,815	10,886,970
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,600	9,793,249
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	4,321	4,476,551
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	8,655	9,056,398
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	13,350	14,637,172
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	5,500	5,401,809
Royal Bank of Canada
2.30%, 11/03/31	9,052	7,834,726
3.88%, 05/04/32	5,622	5,303,920
5.00%, 02/01/33(a)	10,336	10,367,405
5.00%, 05/02/33	5,628	5,641,913
5.15%, 02/01/34	8,362	8,441,315
6.35%, 11/24/84, (5-year CMT + 2.257%)(a)(c)	5,920	5,562,844
Santander Holdings USA Inc.
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	4,175	4,273,974
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	2,301	2,533,171
Santander U.K. Group Holdings PLC, 2.90%, 03/15/32, (1-day SOFR + 1.475%)(c)	3,385	2,978,957
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(b)	2,470	2,321,166
5.75%, 04/15/34(b)	2,440	2,455,979
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)(c)	7,099	6,159,915
3.34%, 01/21/33, (1-year CMT + 1.600%)(b)(c)	5,146	4,495,312
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(c)	1,980	1,779,980
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(c)	7,195	7,304,199
6.10%, 04/13/33, (1-year CMT + 1.600%)(a)(b)(c)	5,850	6,017,634
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(c)	7,053	7,162,212
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(c)	8,570	9,028,166
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,945	2,178,297
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(c)	7,995	6,902,611
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(c)	7,085	6,301,117
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(c)	3,750	3,302,027
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(c)	8,730	8,893,262
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(c)	9,020	9,327,333
6.23%, 01/21/36, (1-year CMT + 1.430%)(a)(b)(c)	6,355	6,588,124
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(c)	5,758	6,014,713
State Street Corp.
2.20%, 03/03/31	4,594	3,999,525

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	$2,793	$2,428,701
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)(c)	4,026	3,810,447
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)(c)	2,630	2,556,163
4.68%, 10/22/32, (1-day SOFR + 1.050%)(c)	4,665	4,621,048
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	4,284	4,203,050
5.15%, 02/28/36, (1-day SOFR + 1.217%)(c)	4,580	4,554,729
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	5,760	5,802,952
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	2,770	2,895,434
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	55	46,603
2.13%, 07/08/30(a)	8,761	7,727,257
2.14%, 09/23/30(a)	4,866	4,237,577
2.22%, 09/17/31(a)	5,930	5,083,813
5.42%, 07/09/31	5,765	5,923,845
5.45%, 01/15/32(a)	3,565	3,656,703
5.56%, 07/09/34	8,420	8,572,397
5.63%, 01/15/35(a)	6,151	6,291,817
5.77%, 01/13/33	10,437	10,854,995
5.78%, 07/13/33	4,067	4,214,000
5.81%, 09/14/33(a)	5,435	5,697,461
Sumitomo Mitsui Trust Bank Ltd.
4.85%, 09/10/34(a)(b)	2,405	2,342,289
5.05%, 03/13/35(b)	3,995	3,920,166
5.35%, 03/07/34(a)(b)	2,370	2,392,462
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,476	4,709,096
2.45%, 01/12/32(a)	3,417	2,946,703
3.20%, 03/10/32	8,959	8,024,290
4.46%, 06/08/32(a)	11,433	11,077,560
5.30%, 01/30/32	4,315	4,375,752
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)(c)	5,955	5,722,860
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	8,785	8,612,744
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)(c)	7,040	7,078,859
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	11,855	12,046,052
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,728	10,990,614
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	4,275	4,469,173
U.S. Bancorp
1.38%, 07/22/30	150	127,808
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	8,085	6,730,290
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	4,931	4,252,185
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,137	11,771,174
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	7,570	7,363,767
5.42%, 02/12/36, (1-day SOFR + 1.411%)(c)	7,275	7,257,776
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	11,722	11,941,564
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)(c)	10,686	11,033,944
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)(c)	8,863	9,186,792
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)(c)	11,699	10,001,490
2.75%, 02/11/33, (1-year CMT + 1.100%)(a)(b)(c)	9,624	8,259,094
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(c)	20,981	18,782,051
Security	Par (000)	Value
Banks (continued)
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(c)	$9,413	$9,257,574
5.58%, 05/09/36, (1-day SOFR + 1.760%)(b)(c)	11,020	11,027,523
5.70%, 02/08/35, (1-year CMT + 1.770%)(a)(b)(c)	13,870	14,151,293
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(c)	13,835	14,346,370
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(c)	10,570	11,177,137
6.54%, 08/12/33, (1-day SOFR + 3.920%)(b)(c)	18,350	19,699,556
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(c)	12,368	15,106,149
UniCredit SpA
3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)(c)	6,726	6,011,307
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(c)	3,010	2,944,120
Wachovia Corp., 7.50%, 04/15/35	1,545	1,755,160
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	24,613	22,075,983
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	26,283	25,831,901
5.21%, 12/03/35, (1-day SOFR + 1.380%)(a)(c)	15,105	14,813,528
5.38%, 02/07/35(a)	2,435	2,491,899
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(c)	24,315	24,418,938
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	20,956	21,074,909
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	28,823	29,191,891
5.61%, 04/23/36, (1-day SOFR + 1.740%)(c)	18,500	18,716,107
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	21,950	23,542,274
Westpac Banking Corp.
2.15%, 06/03/31(a)	5,686	4,993,862
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	8,665	7,553,980
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	7,178	6,200,494
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(c)	5,369	5,358,433
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	8,975	8,909,518
6.82%, 11/17/33	4,210	4,582,026
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.830%)(c)	1,745	1,759,111
		3,509,494,152
Beverages — 1.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	10,468	10,026,530
4.90%, 01/23/31	4,708	4,800,231
5.00%, 06/15/34(a)	6,155	6,195,189
6.63%, 08/15/33	1,800	1,990,267
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(a)(b)	4,168	4,061,818
Bacardi-Martini BV, 6.00%, 02/01/35(a)(b)	2,000	2,003,005
Becle SAB de CV, 2.50%, 10/14/31(a)(b)	4,885	4,018,785
Brown-Forman Corp., 4.75%, 04/15/33(a)	3,890	3,850,505
Cia Cervecerias Unidas SA, 3.35%, 01/19/32	2,010	1,763,510
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	7,956	6,766,838
1.65%, 06/01/30(a)	9,077	7,992,733
2.00%, 03/05/31	4,852	4,284,260
2.25%, 01/05/32(a)	12,386	10,862,348
4.65%, 08/14/34(a)	4,132	4,101,715

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.00%, 05/13/34(a)	$5,730	$5,819,044
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	2,925	2,980,177
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	3,420	2,759,249
5.10%, 05/06/35	2,950	2,888,758
Constellation Brands Inc.
2.25%, 08/01/31(a)	6,785	5,815,532
4.75%, 05/09/32(a)	4,478	4,391,713
4.90%, 05/01/33(a)	4,583	4,486,228
Diageo Capital PLC
2.13%, 04/29/32	4,920	4,132,427
5.50%, 01/24/33	4,630	4,769,814
5.63%, 10/05/33(a)	5,435	5,648,618
Diageo Investment Corp.
5.63%, 04/15/35(a)	4,775	4,901,310
7.45%, 04/15/35	2,535	2,953,117
JDE Peet's NV, 2.25%, 09/24/31(b)	3,577	2,992,371
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	3,052	2,664,676
4.05%, 04/15/32(a)	5,550	5,275,662
5.15%, 05/15/35	3,300	3,233,088
5.30%, 03/15/34(a)	3,870	3,906,324
Series 10, 5.20%, 03/15/31	3,690	3,761,901
PepsiCo Inc.
1.40%, 02/25/31(a)	4,824	4,090,290
1.95%, 10/21/31	8,082	6,929,459
3.90%, 07/18/32(a)	7,745	7,383,810
4.45%, 02/15/33(a)	6,528	6,485,666
4.80%, 07/17/34(a)	3,985	3,954,659
5.00%, 02/07/35	7,490	7,476,895
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	2,675	2,630,205
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(a)(b)	5,664	4,675,101
		189,723,828
Biotechnology — 0.7%
Amgen Inc.
2.00%, 01/15/32(a)	6,166	5,181,281
2.30%, 02/25/31(a)	7,613	6,680,737
3.35%, 02/22/32	6,165	5,635,017
4.20%, 03/01/33(a)	4,669	4,417,149
5.25%, 03/02/33	25,553	25,787,522
Biogen Inc.
5.05%, 01/15/31	1,165	1,170,853
5.75%, 05/15/35	4,015	4,042,032
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(a)	5,225	4,750,807
CSL Finance PLC
4.25%, 04/27/32(a)(b)	6,430	6,183,854
5.11%, 04/03/34(a)(b)	2,955	2,952,648
Gilead Sciences Inc.
1.65%, 10/01/30	6,610	5,707,352
5.25%, 10/15/33	6,196	6,309,059
Illumina Inc., 2.55%, 03/23/31(a)	3,159	2,718,765
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	8,057	6,902,180
Royalty Pharma PLC
2.15%, 09/02/31(a)	4,120	3,482,295
2.20%, 09/02/30	6,202	5,407,662
5.40%, 09/02/34(a)	2,675	2,663,878
		99,993,091
Security	Par (000)	Value
Building Materials — 0.7%
Carrier Global Corp.
2.70%, 02/15/31(a)	$4,959	$4,457,706
5.90%, 03/15/34(a)	5,599	5,882,635
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	4,330	3,959,502
5.20%, 09/17/30(b)	140	138,442
CRH America Finance Inc.
5.40%, 05/21/34	4,710	4,753,497
5.50%, 01/09/35	6,570	6,620,496
Eagle Materials Inc., 2.50%, 07/01/31	4,813	4,188,776
Fortune Brands Innovations Inc.
4.00%, 03/25/32	3,065	2,826,142
5.88%, 06/01/33(a)	3,786	3,891,004
GCC SAB de CV, 3.61%, 04/20/32(a)(b)	710	619,525
Holcim Finance U.S. LLC, 5.40%, 04/07/35(b)	6,920	6,895,177
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	8,329	7,218,996
2.00%, 09/16/31(a)	3,307	2,803,643
4.90%, 12/01/32	4,195	4,149,703
Martin Marietta Materials Inc.
2.40%, 07/15/31(a)	6,332	5,510,623
5.15%, 12/01/34(a)	2,850	2,828,417
Masco Corp.
2.00%, 10/01/30(a)	1,911	1,645,670
2.00%, 02/15/31(a)	3,634	3,070,798
Owens Corning
3.88%, 06/01/30(a)	1,825	1,741,569
5.70%, 06/15/34(a)	4,970	5,073,190
St Marys Cement Inc./Canada, 5.75%, 04/02/34(b)	30	29,816
Trane Technologies Financing Ltd.
5.10%, 06/13/34	2,925	2,921,756
5.25%, 03/03/33	4,395	4,488,229
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	2,510	2,223,029
Vulcan Materials Co.
3.50%, 06/01/30(a)	4,449	4,223,422
5.35%, 12/01/34(a)	4,450	4,482,294
		96,644,057
Chemicals — 1.1%
Air Products and Chemicals Inc.
4.75%, 02/08/31	4,195	4,231,446
4.80%, 03/03/33(a)	3,676	3,664,314
4.85%, 02/08/34(a)	6,931	6,858,674
Albemarle Corp., 5.05%, 06/01/32(a)	3,665	3,400,827
Alpek SAB de CV, 3.25%, 02/25/31(a)(b)	4,095	3,506,442
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,360	1,295,870
Cabot Corp., 5.00%, 06/30/32	2,570	2,522,872
CF Industries Inc., 5.15%, 03/15/34(a)	4,015	3,896,283
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	5,801	5,021,097
4.25%, 10/01/34(a)	2,000	1,794,587
5.15%, 02/15/34(a)	4,616	4,517,710
5.35%, 03/15/35(a)	3,105	3,010,990
6.30%, 03/15/33(a)	3,728	3,944,910
Eastman Chemical Co.
5.63%, 02/20/34(a)	4,353	4,348,972
5.75%, 03/08/33(a)	3,242	3,321,719
Ecolab Inc.
1.30%, 01/30/31	4,373	3,674,469
2.13%, 02/01/32(a)	4,340	3,696,375

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
EIDP Inc.
2.30%, 07/15/30(a)	$3,712	$3,344,034
4.80%, 05/15/33	3,325	3,262,833
5.13%, 05/15/32	3,220	3,249,923
FMC Corp., 5.65%, 05/18/33(a)	2,752	2,649,105
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	4,470	3,852,775
4.40%, 03/30/32(a)(b)	1,115	1,008,950
Huntsman International LLC
2.95%, 06/15/31(a)	2,729	2,251,857
5.70%, 10/15/34(a)	2,085	1,900,785
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	7,132	6,215,706
LG Chem Ltd., 2.38%, 07/07/31(b)	3,805	3,234,591
Linde Inc./CT, 1.10%, 08/10/30	4,998	4,257,055
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	1,155	1,286,497
LYB International Finance III LLC
2.25%, 10/01/30(a)	3,739	3,266,689
5.50%, 03/01/34(a)	4,270	4,165,362
5.63%, 05/15/33(a)	4,901	4,924,694
6.15%, 05/15/35	2,946	2,991,759
Ma'aden Sukuk Ltd., 5.50%, 02/13/35(b)	795	803,021
Mosaic Co. (The), 5.45%, 11/15/33	260	260,401
NewMarket Corp., 2.70%, 03/18/31(a)	3,128	2,748,561
Nutrien Ltd.
4.13%, 03/15/35	1,985	1,766,926
5.25%, 03/12/32	4,240	4,261,379
5.40%, 06/21/34(a)	3,605	3,591,032
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)(b)	3,355	2,750,850
7.50%, 05/13/35(b)	2,875	2,893,687
PPG Industries Inc., 2.55%, 06/15/30	2,404	2,169,302
RPM International Inc., 2.95%, 01/15/32	2,371	2,062,337
Sherwin-Williams Co. (The)
2.20%, 03/15/32	2,718	2,304,581
4.80%, 09/01/31	3,385	3,383,509
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/34(a)(b)	5,040	4,805,640
6.50%, 11/07/33(a)(b)	4,585	4,712,014
Syensqo Finance America LLC, 5.85%, 06/04/34(b)	3,355	3,409,139
Westlake Corp., 3.38%, 06/15/30(a)	2,538	2,369,789
Yara International ASA
3.15%, 06/04/30(a)(b)	5,132	4,668,987
7.38%, 11/14/32(a)(b)	3,875	4,236,081
		167,767,408
Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,720,750
3.83%, 02/02/32(b)	200	170,097
Ashtead Capital Inc.
2.45%, 08/12/31(b)	4,885	4,139,361
5.50%, 08/11/32(b)	4,494	4,473,044
5.55%, 05/30/33(b)	4,550	4,506,043
5.80%, 04/15/34(b)	4,965	4,981,995
5.95%, 10/15/33(b)	4,515	4,556,411
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	6,258	5,371,849
4.45%, 09/09/34(a)	5,045	4,866,327
4.75%, 05/08/32	4,565	4,579,309
Block Financial LLC, 3.88%, 08/15/30	4,110	3,867,473
Security	Par (000)	Value
Commercial Services (continued)
Cintas Corp. No. 2, 4.00%, 05/01/32(a)	$5,330	$5,091,265
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	7,166	7,036,684
Cornell University, 4.84%, 06/15/34	3,260	3,222,402
DP World Crescent Ltd., 5.50%, 05/08/35(b)	8,125	8,099,909
Emory University, Series 2020, 2.14%, 09/01/30	1,782	1,573,657
Equifax Inc., 2.35%, 09/15/31(a)	6,410	5,499,994
ERAC USA Finance LLC
4.90%, 05/01/33(b)	6,203	6,121,988
5.20%, 10/30/34(a)(b)	4,280	4,296,799
6.70%, 06/01/34(a)(b)	1,515	1,670,921
Global Payments Inc.
2.90%, 11/15/31(a)	4,616	4,010,355
5.40%, 08/15/32(a)	4,573	4,588,216
GXO Logistics Inc.
2.65%, 07/15/31(a)	3,519	2,982,405
6.50%, 05/06/34(a)	2,955	3,021,314
Johns Hopkins University, 4.71%, 07/01/32(a)	2,080	2,061,205
Leland Stanford Junior University (The), 4.68%, 03/01/35(a)	70	68,323
Moody's Corp.
2.00%, 08/19/31(a)	4,031	3,445,472
4.25%, 08/08/32(a)	3,060	2,963,331
5.00%, 08/05/34(a)	2,690	2,674,041
PayPal Holdings Inc.
2.30%, 06/01/30	6,138	5,525,128
4.40%, 06/01/32	6,183	6,022,009
5.10%, 04/01/35	3,625	3,573,647
5.15%, 06/01/34	5,085	5,076,474
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31(a)(b)	295	282,569
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	295	287,820
Quanta Services Inc.
2.35%, 01/15/32	3,464	2,917,950
2.90%, 10/01/30	5,246	4,764,253
5.25%, 08/09/34(a)	4,080	4,042,841
RELX Capital Inc.
4.75%, 05/20/32(a)	2,953	2,932,806
5.25%, 03/27/35	4,720	4,740,243
Rentokil Terminix Funding LLC, 5.63%, 04/28/35(a)(b)	3,225	3,225,602
Rollins Inc., 5.25%, 02/24/35(b)	2,680	2,659,184
S&P Global Inc.
1.25%, 08/15/30(a)	3,750	3,198,462
2.90%, 03/01/32	9,115	8,172,655
5.25%, 09/15/33(a)	4,435	4,551,353
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(a)(b)	6,221	5,442,279
Triton Container International Ltd., 3.15%, 06/15/31(b)	4,382	3,739,078
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	4,105	3,471,490
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)	155	156,916
Verisk Analytics Inc.
5.25%, 06/05/34	3,400	3,413,306
5.25%, 03/15/35	4,500	4,457,454
5.75%, 04/01/33	2,980	3,100,097

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2025, 4.70%, 04/15/32	$860	$862,134
		198,276,690
Computers — 1.6%
Accenture Capital Inc.
4.25%, 10/04/31	7,065	6,937,102
4.50%, 10/04/34	8,300	7,974,365
Amdocs Ltd., 2.54%, 06/15/30(a)	4,083	3,642,405
Apple Inc.
1.25%, 08/20/30	7,571	6,512,504
1.65%, 02/08/31	16,837	14,567,281
1.70%, 08/05/31(a)	6,356	5,458,548
3.35%, 08/08/32	9,210	8,595,600
4.30%, 05/10/33	6,048	6,008,497
4.50%, 05/12/32	6,280	6,245,797
4.75%, 05/12/35	6,675	6,621,774
Booz Allen Hamilton Inc.
5.95%, 08/04/33(a)	4,028	4,057,662
5.95%, 04/15/35(a)	4,015	3,972,947
CGI Inc., 2.30%, 09/14/31(a)	2,732	2,340,692
Dell International LLC/EMC Corp.
4.85%, 02/01/35(a)	4,725	4,488,378
5.30%, 04/01/32(a)	5,325	5,348,916
5.40%, 04/15/34(a)	5,910	5,916,970
5.50%, 04/01/35	6,240	6,158,783
5.75%, 02/01/33(a)	6,058	6,269,700
6.20%, 07/15/30	4,561	4,830,950
Fortinet Inc., 2.20%, 03/15/31(a)	3,150	2,741,780
Gartner Inc., 3.75%, 10/01/30(a)(b)	3,970	3,708,070
Hewlett Packard Enterprise Co.
4.85%, 10/15/31(a)	7,970	7,907,793
5.00%, 10/15/34(a)	12,220	11,898,539
HP Inc.
2.65%, 06/17/31	6,585	5,700,095
3.40%, 06/17/30(a)	3,165	2,928,130
4.20%, 04/15/32(a)	4,030	3,767,921
5.50%, 01/15/33(a)	6,758	6,732,756
6.10%, 04/25/35	3,115	3,151,383
IBM International Capital Pte Ltd.
4.75%, 02/05/31(a)	3,435	3,445,910
4.90%, 02/05/34(a)	6,192	6,065,618
International Business Machines Corp.
2.72%, 02/09/32(a)	3,045	2,674,610
4.40%, 07/27/32(a)	4,413	4,279,315
4.75%, 02/06/33(a)	4,460	4,413,594
5.00%, 02/10/32(a)	5,535	5,576,074
5.20%, 02/10/35(a)	5,365	5,338,032
5.88%, 11/29/32(a)	3,610	3,840,437
Kyndryl Holdings Inc.
3.15%, 10/15/31(a)	4,126	3,658,583
6.35%, 02/20/34(a)	3,435	3,604,494
Leidos Inc.
2.30%, 02/15/31	4,440	3,835,209
5.50%, 03/15/35(a)	2,850	2,840,961
5.75%, 03/15/33	4,160	4,274,393
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	5,545	5,146,550
6.54%, 07/27/32(a)(b)	4,650	4,956,797
NetApp Inc.
2.70%, 06/22/30(a)	4,378	3,944,623
5.50%, 03/17/32	3,465	3,510,846
5.70%, 03/17/35(a)	3,480	3,497,508
Security	Par (000)	Value
Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30	$3,074	$2,748,739
Western Digital Corp., 3.10%, 02/01/32	1,770	1,527,989
		243,665,620
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	3,063	2,809,780
4.60%, 03/01/33	3,343	3,334,832
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	3,903	3,350,262
4.65%, 05/15/33(a)	4,300	4,146,626
5.00%, 02/14/34(a)	3,855	3,819,074
Haleon U.S. Capital LLC, 3.63%, 03/24/32	12,310	11,405,909
Kenvue Inc.
4.85%, 05/22/32	3,105	3,118,971
4.90%, 03/22/33(a)	7,557	7,581,219
L'Oreal SA, 5.00%, 05/20/35(b)	6,700	6,745,993
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	7,918	6,764,871
1.95%, 04/23/31	6,413	5,632,896
2.30%, 02/01/32(a)	5,530	4,905,279
4.05%, 01/26/33(a)	5,230	5,102,523
4.55%, 01/29/34(a)	4,440	4,396,182
4.55%, 10/24/34	3,060	3,021,232
4.60%, 05/01/35(a)	4,325	4,284,605
5.50%, 02/01/34	1,600	1,691,219
5.80%, 08/15/34	2,075	2,223,587
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,175	2,733,311
1.75%, 08/12/31	5,707	4,894,808
4.63%, 08/12/34	5,285	5,190,106
5.00%, 12/08/33(a)	4,755	4,829,535
5.90%, 11/15/32(a)	6,060	6,548,686
		108,531,506
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(a)(b)	3,653	3,391,761
4.65%, 04/20/32(b)	4,455	4,275,601
LKQ Corp., 6.25%, 06/15/33	3,335	3,477,473
Marubeni Corp., 5.38%, 04/01/35(b)	1,710	1,703,113
Mitsubishi Corp., 5.13%, 07/17/34(a)(b)	2,940	2,958,631
WW Grainger Inc., 4.45%, 09/15/34	2,960	2,851,208
		18,657,787
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	23,520	20,884,774
3.40%, 10/29/33	9,324	8,028,512
4.95%, 09/10/34(a)	8,110	7,783,337
5.30%, 01/19/34(a)	4,810	4,751,546
5.38%, 12/15/31	2,440	2,459,567
6.15%, 09/30/30	4,669	4,930,280
6.50%, 01/31/56, (5-year CMT + 2.441%)(c)	150	147,852
Affiliated Managers Group Inc.
3.30%, 06/15/30(a)	2,927	2,727,961
5.50%, 08/20/34(a)	2,520	2,476,270
Air Lease Corp.
2.88%, 01/15/32(a)	4,140	3,627,406
3.13%, 12/01/30(a)	4,253	3,887,351
5.20%, 07/15/31	3,375	3,414,574

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(a)(b)	$2,315	$2,350,769
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	4,120	4,097,794
8.00%, 11/01/31(a)	14,106	15,774,016
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	7,033	6,785,026
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	4,257	4,210,214
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	7,254	7,226,855
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	11,560	11,516,032
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(c)	7,485	7,534,395
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)(c)	2,573	2,607,484
5.67%, 04/25/36, (1-day SOFR + 1.790%)(a)(c)	8,970	9,159,008
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	3,245	3,354,940
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)(c)	6,580	7,114,619
Ameriprise Financial Inc.
4.50%, 05/13/32(a)	3,180	3,116,469
5.15%, 05/15/33(a)	4,714	4,754,824
5.20%, 04/15/35	4,615	4,574,337
Apollo Global Management Inc.
6.00%, 12/15/54, (5-year CMT + 2.168%)(a)(c)	2,105	2,022,204
6.38%, 11/15/33	3,130	3,359,119
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	3,275	3,022,290
Aviation Capital Group LLC, 6.38%, 07/15/30(a)(b)	2,651	2,782,581
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	4,045	3,404,316
2.00%, 01/30/32(b)	5,530	4,566,112
2.55%, 03/30/32(a)(b)	3,045	2,592,323
6.20%, 04/22/33(a)(b)	6,078	6,409,951
Blue Owl Finance LLC
3.13%, 06/10/31(a)	4,769	4,162,696
4.38%, 02/15/32	2,790	2,557,534
6.25%, 04/18/34(a)	5,825	5,905,072
BOC Aviation Ltd., 2.63%, 09/17/30(a)(b)	5,410	4,922,464
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(b)	4,135	4,156,410
4.88%, 05/03/33(a)(b)	5,080	5,051,506
Brookfield Asset Management Ltd., 5.80%, 04/24/35	4,435	4,491,869
Brookfield Capital Finance LLC, 6.09%, 06/14/33	3,651	3,804,938
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	6,630	5,552,857
Brookfield Finance Inc.
2.72%, 04/15/31(a)	5,788	5,143,791
5.68%, 01/15/35(a)	2,700	2,723,089
6.35%, 01/05/34(a)	4,310	4,563,646
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)(c)	5,916	4,898,076
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	3,355	2,870,800
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(c)	6,520	6,450,247
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)(c)	7,195	7,289,001
Security	Par (000)	Value
Diversified Financial Services (continued)
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	$6,250	$6,330,532
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)(c)	5,904	6,058,884
6.18%, 01/30/36, (1-day SOFR + 2.036%)(c)	10,460	10,382,105
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	10,248	10,710,816
6.70%, 11/29/32	4,240	4,562,282
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	10,733	11,969,897
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	5,718	6,543,825
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	4,284	3,659,196
3.00%, 03/16/32(a)	2,645	2,346,414
Charles Schwab Corp. (The)
1.65%, 03/11/31	5,165	4,369,488
1.95%, 12/01/31	5,353	4,494,537
2.30%, 05/13/31(a)	4,405	3,864,405
2.90%, 03/03/32(a)	6,380	5,635,232
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	7,351	7,655,914
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(c)	8,119	8,622,750
CI Financial Corp., 3.20%, 12/17/30(a)	5,948	5,188,850
Citadel LP, 6.38%, 01/23/32(b)	1,050	1,083,908
CME Group Inc., 2.65%, 03/15/32	5,415	4,791,423
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	5,125	5,733,420
FMR LLC, 4.95%, 02/01/33(b)	1,920	1,893,109
Franklin Resources Inc., 1.60%, 10/30/30(a)	6,139	5,232,533
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(a)	2,585	2,494,175
Jefferies Financial Group Inc.
2.63%, 10/15/31	7,019	5,987,734
2.75%, 10/15/32	3,415	2,833,193
6.20%, 04/14/34	9,260	9,455,393
Lazard Group LLC, 6.00%, 03/15/31(a)	3,080	3,187,541
LPL Holdings Inc.
4.38%, 05/15/31(a)(b)	3,642	3,462,818
5.65%, 03/15/35	3,195	3,150,885
5.75%, 06/15/35	750	744,742
6.00%, 05/20/34(a)	3,925	3,986,378
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	4,380	4,421,587
LSEGA Financing PLC, 2.50%, 04/06/31(a)(b)	5,404	4,754,752
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(a)(b)	2,785	2,894,498
Mastercard Inc.
1.90%, 03/15/31(a)	3,990	3,486,250
2.00%, 11/18/31(a)	4,816	4,146,240
4.35%, 01/15/32	6,980	6,871,235
4.55%, 01/15/35	6,756	6,553,103
4.85%, 03/09/33(a)	4,521	4,548,039
4.88%, 05/09/34	6,010	5,997,183
4.95%, 03/15/32(a)	3,180	3,241,342
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,515	3,561,186
Nasdaq Inc.
1.65%, 01/15/31	5,088	4,333,361
5.55%, 02/15/34	6,783	6,962,457
Nomura Holdings Inc.
2.61%, 07/14/31	6,480	5,637,946
2.68%, 07/16/30	6,919	6,202,725
3.00%, 01/22/32(a)	4,957	4,320,982
5.78%, 07/03/34(a)	5,980	6,096,583
6.09%, 07/12/33(a)	3,685	3,856,037

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.18%, 01/18/33(a)	$4,080	$4,282,414
Nuveen LLC, 5.85%, 04/15/34(b)	4,745	4,843,102
ORIX Corp.
2.25%, 03/09/31(a)	4,123	3,579,563
4.00%, 04/13/32(a)	3,473	3,238,854
5.20%, 09/13/32(a)	2,690	2,714,575
5.40%, 02/25/35(a)	3,085	3,068,493
SURA Asset Management SA, 6.35%, 05/13/32(b)	30	31,077
Synchrony Financial, 2.88%, 10/28/31(a)	4,157	3,523,875
TPG Operating Group II LP, 5.88%, 03/05/34	3,805	3,845,718
Visa Inc., 1.10%, 02/15/31(a)	6,225	5,263,904
Voya Financial Inc., 5.00%, 09/20/34	2,430	2,315,458
Western Union Co. (The), 2.75%, 03/15/31(a)	2,165	1,879,697
		544,903,719
Electric — 8.6%
Abu Dhabi National Energy Co. PJSC
4.38%, 10/09/31(a)(b)	2,870	2,799,168
4.70%, 04/24/33(a)(b)	8,320	8,114,113
Adani Electricity Mumbai Ltd., 3.87%, 07/22/31(b)	1,015	857,320
AEP Texas Inc.
4.70%, 05/15/32	2,905	2,814,644
5.40%, 06/01/33	2,766	2,757,948
5.70%, 05/15/34	2,200	2,208,098
Series E, 6.65%, 02/15/33(a)	1,465	1,554,723
Series I, 2.10%, 07/01/30	3,485	3,050,470
AEP Transmission Co. LLC
5.15%, 04/01/34	2,840	2,817,654
5.38%, 06/15/35	290	291,351
AES Andes SA, 6.25%, 03/14/32(b)	60	60,269
AES Corp. (The)
2.45%, 01/15/31(a)	12,353	10,562,904
3.95%, 07/15/30(a)(b)	4,001	3,733,944
5.80%, 03/15/32	4,635	4,594,355
Alabama Power Co.
3.05%, 03/15/32	4,283	3,847,098
3.94%, 09/01/32(a)	2,729	2,569,092
5.10%, 04/02/35	3,155	3,132,457
5.70%, 02/15/33(a)	1,570	1,623,283
5.85%, 11/15/33	2,155	2,266,172
Series 20-A, 1.45%, 09/15/30	3,978	3,412,351
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	2,330	2,087,227
Ameren Corp.
3.50%, 01/15/31(a)	4,932	4,597,299
5.38%, 03/15/35	4,595	4,547,288
Ameren Illinois Co.
1.55%, 11/15/30(a)	2,219	1,902,147
3.85%, 09/01/32(a)	3,095	2,883,640
4.95%, 06/01/33(a)	2,985	2,976,536
American Electric Power Co. Inc.
5.63%, 03/01/33(a)	4,985	5,103,385
5.95%, 11/01/32(a)	3,304	3,447,207
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(c)	3,625	3,706,704
American Transmission Systems Inc., 2.65%, 01/15/32(b)	3,497	3,031,896
Appalachian Power Co.
4.50%, 08/01/32	3,125	2,995,453
5.65%, 04/01/34(a)	2,550	2,574,375
Series AA, 2.70%, 04/01/31(a)	2,990	2,643,104
Security	Par (000)	Value
Electric (continued)
Arizona Public Service Co.
2.20%, 12/15/31(a)	$2,700	$2,274,896
5.55%, 08/01/33	3,215	3,242,867
5.70%, 08/15/34	2,755	2,791,986
6.35%, 12/15/32	2,464	2,609,039
Atlantic City Electric Co., 2.30%, 03/15/31	1,906	1,671,938
Baltimore Gas & Electric Co.
2.25%, 06/15/31	4,498	3,944,788
5.30%, 06/01/34	2,410	2,432,041
5.45%, 06/01/35	5,800	5,838,872
Berkshire Hathaway Energy Co.
1.65%, 05/15/31(a)	3,055	2,567,069
3.70%, 07/15/30	5,857	5,635,687
Black Hills Corp.
2.50%, 06/15/30	2,189	1,948,328
4.35%, 05/01/33	2,450	2,276,238
6.00%, 01/15/35	2,660	2,712,858
6.15%, 05/15/34(a)	3,000	3,087,228
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33(a)	3,743	3,708,818
5.05%, 03/01/35	3,150	3,099,931
5.15%, 03/01/34(a)	2,575	2,558,173
Series AE, 2.35%, 04/01/31(a)	2,215	1,948,700
Series AG, 3.00%, 03/01/32	1,879	1,666,060
Series ai., 4.45%, 10/01/32	3,323	3,216,622
Series K2, 6.95%, 03/15/33	1,660	1,841,153
CenterPoint Energy Inc.
2.65%, 06/01/31	2,970	2,601,495
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(c)	2,385	2,425,984
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(b)	2,015	1,978,180
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(a)(b)	2,324	2,274,553
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	2,239	1,960,513
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	3,260	3,083,473
Colbun SA, 3.15%, 01/19/32(a)(b)	3,385	2,968,196
Comision Federal de Electricidad
3.35%, 02/09/31(b)	9,115	7,864,763
3.88%, 07/26/33(a)(b)	5,520	4,584,020
6.45%, 01/24/35(b)	5,785	5,565,936
Commonwealth Edison Co.
3.15%, 03/15/32(a)	1,790	1,602,482
4.90%, 02/01/33(a)	2,469	2,458,251
5.30%, 06/01/34	2,035	2,055,363
Connecticut Light and Power Co. (The)
4.90%, 07/01/33(a)	1,835	1,810,287
4.95%, 08/15/34	1,825	1,792,820
Series A, 2.05%, 07/01/31(a)	2,694	2,322,173
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,601	4,958,029
5.13%, 03/15/35(a)	2,655	2,640,118
5.20%, 03/01/33	3,025	3,059,241
5.38%, 05/15/34	2,505	2,547,968
5.50%, 03/15/34	4,150	4,262,264
Series 05-A, 5.30%, 03/01/35(a)	2,295	2,311,926
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	1,835	1,735,919
Constellation Energy Generation LLC
5.80%, 03/01/33	3,635	3,782,137
6.13%, 01/15/34(a)	3,203	3,381,985

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.60%, 08/15/32(a)	$2,225	$2,035,390
4.50%, 01/15/31	3,570	3,545,656
4.63%, 05/15/33	4,310	4,195,698
5.05%, 05/15/35(a)	4,082	4,057,683
Dominion Energy Inc.
4.35%, 08/15/32	2,795	2,640,205
5.00%, 06/15/30	3,025	3,054,033
5.38%, 11/15/32(a)	5,128	5,184,143
5.45%, 03/15/35	4,270	4,226,428
6.63%, 05/15/55, (5-year CMT + 2.207%)(c)	5,420	5,426,337
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	5,215	5,480,052
Series C, 2.25%, 08/15/31	9,213	7,893,386
Series E, 6.30%, 03/15/33	1,920	2,026,615
Series F, 5.25%, 08/01/33	3,295	3,258,641
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,720	1,738,315
6.63%, 02/01/32(a)	1,820	1,988,131
Series 2025, 5.30%, 01/15/35	2,805	2,813,949
Series A, 2.30%, 12/01/31	2,530	2,185,261
DTE Electric Co.
5.20%, 04/01/33	3,648	3,698,804
5.20%, 03/01/34	3,090	3,098,980
5.25%, 05/15/35	3,364	3,363,368
Series A, 3.00%, 03/01/32(a)	3,045	2,728,436
Series C, 2.63%, 03/01/31(a)	3,425	3,078,359
DTE Energy Co., 5.85%, 06/01/34(a)	5,285	5,447,134
Duke Energy Carolinas LLC
2.55%, 04/15/31(a)	3,289	2,928,169
2.85%, 03/15/32(a)	3,005	2,655,483
4.85%, 01/15/34(a)	3,545	3,476,953
4.95%, 01/15/33(a)	7,499	7,503,731
5.25%, 03/15/35	4,430	4,451,094
6.45%, 10/15/32	2,150	2,325,868
Duke Energy Corp.
2.45%, 06/01/30	4,976	4,470,267
2.55%, 06/15/31	5,908	5,184,187
4.50%, 08/15/32(a)	7,172	6,895,249
5.45%, 06/15/34(a)	4,365	4,405,033
5.75%, 09/15/33(a)	3,610	3,745,717
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	6,010	6,071,227
Duke Energy Florida LLC
1.75%, 06/15/30	2,956	2,579,987
2.40%, 12/15/31	5,373	4,673,035
5.88%, 11/15/33	3,605	3,783,870
Duke Energy Indiana LLC, 5.25%, 03/01/34(a)	1,850	1,855,504
Duke Energy Ohio Inc.
2.13%, 06/01/30(a)	2,365	2,110,354
5.25%, 04/01/33	2,415	2,444,611
Duke Energy Progress LLC
2.00%, 08/15/31(a)	3,985	3,409,153
3.40%, 04/01/32	3,090	2,825,777
5.05%, 03/15/35	5,555	5,481,792
5.10%, 03/15/34	3,155	3,141,644
5.25%, 03/15/33	2,942	2,989,432
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	1,870	1,633,713
2.78%, 01/07/32(a)(b)	2,484	2,118,233
Edison International, 5.25%, 03/15/32(a)	2,010	1,902,321
El Paso Electric Co., 6.00%, 05/15/35	2,580	2,625,645
Security	Par (000)	Value
Electric (continued)
Electricite de France SA
5.75%, 01/13/35(a)(b)	$3,800	$3,838,349
5.95%, 04/22/34(a)(b)	4,880	5,010,640
6.25%, 05/23/33(a)(b)	5,985	6,304,018
Emera U.S. Finance LP, 2.64%, 06/15/31	2,885	2,484,148
Enel Finance International NV
2.50%, 07/12/31(a)(b)	6,060	5,246,413
5.00%, 06/15/32(a)(b)	6,059	5,988,906
5.50%, 06/26/34(a)(b)	4,910	4,916,484
7.50%, 10/14/32(a)(b)	7,445	8,377,910
Engie Energia Chile SA, 6.38%, 04/17/34(b)	4,060	4,129,528
Engie SA, 5.63%, 04/10/34(a)(b)	4,785	4,830,826
Entergy Arkansas LLC
5.15%, 01/15/33	2,590	2,608,430
5.30%, 09/15/33(a)	1,850	1,872,800
5.45%, 06/01/34(a)	4,230	4,285,820
Entergy Corp.
2.40%, 06/15/31(a)	4,068	3,544,047
2.80%, 06/15/30	3,610	3,282,652
Entergy Louisiana LLC
1.60%, 12/15/30(a)	1,571	1,338,511
2.35%, 06/15/32	3,045	2,582,584
3.05%, 06/01/31	2,145	1,958,660
4.00%, 03/15/33	4,505	4,181,911
5.15%, 09/15/34(a)	4,260	4,214,572
5.35%, 03/15/34(a)	3,050	3,059,977
Entergy Mississippi LLC, 5.00%, 09/01/33	1,890	1,865,485
Entergy Texas Inc.
1.75%, 03/15/31	3,638	3,097,476
5.25%, 04/15/35	3,240	3,232,472
Evergy Inc., 6.65%, 06/01/55, (5-year CMT + 2.558%)(a)(c)	160	158,372
Evergy Kansas Central Inc.
5.25%, 03/15/35	2,270	2,257,753
5.90%, 11/15/33	1,805	1,885,782
Evergy Metro Inc.
4.95%, 04/15/33	1,865	1,832,465
5.40%, 04/01/34	1,975	1,984,291
Series 2020, 2.25%, 06/01/30	2,202	1,962,225
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	1,892	1,687,376
5.65%, 06/01/34(b)	2,690	2,711,731
Eversource Energy
2.55%, 03/15/31	2,245	1,970,175
3.38%, 03/01/32	4,015	3,595,241
5.13%, 05/15/33	4,915	4,826,941
5.50%, 01/01/34	4,040	4,029,723
5.85%, 04/15/31	4,275	4,453,452
5.95%, 07/15/34	4,380	4,510,514
Series R, 1.65%, 08/15/30(a)	3,438	2,945,901
Exelon Corp.
3.35%, 03/15/32	3,587	3,256,774
5.13%, 03/15/31(a)	2,795	2,831,661
5.30%, 03/15/33	5,226	5,285,174
5.45%, 03/15/34(a)	3,948	3,992,354
6.50%, 03/15/55, (5-year CMT + 1.975%)(a)(c)	6,135	6,127,750
7.60%, 04/01/32(a)	1,600	1,808,208
FirstEnergy Corp., Series B, 2.25%, 09/01/30(a)	1,885	1,651,735
FirstEnergy Transmission LLC, 5.00%, 01/15/35	3,060	2,983,661

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Florida Power & Light Co.
2.45%, 02/03/32(a)	$9,057	$7,890,218
4.80%, 05/15/33	4,625	4,575,399
5.00%, 08/01/34(a)	2,447	2,425,455
5.10%, 04/01/33(a)	4,538	4,580,771
5.30%, 06/15/34	6,722	6,828,717
5.63%, 04/01/34	2,525	2,628,684
5.95%, 10/01/33(a)	1,875	1,977,897
Georgia Power Co.
4.70%, 05/15/32(a)	4,303	4,254,489
4.85%, 03/15/31(a)	3,250	3,290,994
4.95%, 05/17/33	6,115	6,067,996
5.20%, 03/15/35	4,405	4,383,713
5.25%, 03/15/34	6,065	6,097,533
Idaho Power Co., 5.20%, 08/15/34(a)	1,790	1,791,182
Indianapolis Power & Light Co., 5.65%, 12/01/32(a)(b)	2,135	2,168,569
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	110	96,995
Interstate Power & Light Co.
2.30%, 06/01/30(a)	2,216	1,983,819
4.95%, 09/30/34	2,450	2,366,729
5.60%, 06/29/35	3,475	3,495,466
5.70%, 10/15/33	1,981	2,023,839
IPALCO Enterprises Inc., 5.75%, 04/01/34	2,895	2,856,687
ITC Holdings Corp.
5.40%, 06/01/33(b)	3,100	3,080,092
5.65%, 05/09/34(b)	2,530	2,546,484
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	3,189	2,758,764
5.10%, 01/15/35(a)	3,670	3,591,533
Kallpa Generacion SA, 5.88%, 01/30/32(b)	2,880	2,904,480
Kentucky Power Co., 7.00%, 11/15/33(a)(b)	2,315	2,457,085
Kentucky Utilities Co., 5.45%, 04/15/33	2,409	2,459,632
Liberty Utilities Co., 5.87%, 01/31/34(a)(b)	2,265	2,276,962
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	5,796	5,022,270
Louisville Gas & Electric Co., 5.45%, 04/15/33	2,460	2,512,652
Massachusetts Electric Co., 1.73%, 11/24/30(b)	2,750	2,318,520
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	69	67,710
MidAmerican Energy Co.
5.35%, 01/15/34	2,839	2,906,763
6.75%, 12/30/31	2,460	2,743,700
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	4,216	4,101,540
Monongahela Power Co., 5.85%, 02/15/34(b)	2,618	2,679,976
Narragansett Electric Co. (The), 5.35%, 05/01/34(a)(b)	3,150	3,131,998
National Grid PLC
5.42%, 01/11/34(a)	4,545	4,580,392
5.81%, 06/12/33	5,109	5,274,402
National Grid USA
5.80%, 04/01/35	1,575	1,577,895
8.00%, 11/15/30(a)	715	813,275
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,463	2,037,186
1.65%, 06/15/31(a)	2,105	1,768,360
2.75%, 04/15/32(a)	2,965	2,590,169
4.02%, 11/01/32(a)	3,825	3,588,289
4.15%, 12/15/32	2,500	2,363,043
Security	Par (000)	Value
Electric (continued)
5.00%, 02/07/31	$2,985	$3,029,420
5.00%, 08/15/34	2,110	2,078,846
5.80%, 01/15/33	3,880	4,053,339
Series C, 8.00%, 03/01/32	2,755	3,202,657
New York State Electric & Gas Corp.
2.15%, 10/01/31(b)	3,355	2,828,029
5.30%, 08/15/34(a)(b)	2,915	2,913,480
5.85%, 08/15/33(b)	1,775	1,834,389
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30(a)	10,157	9,032,691
2.44%, 01/15/32	5,778	4,934,208
5.00%, 07/15/32(a)	6,270	6,256,812
5.05%, 02/28/33(a)	6,019	5,985,697
5.25%, 03/15/34	6,705	6,663,460
5.30%, 03/15/32(a)	4,545	4,621,724
5.45%, 03/15/35	6,275	6,271,129
6.38%, 08/15/55, (5-year CMT + 2.053%)(a)(c)	275	275,342
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	7,605	7,775,786
Niagara Energy SAC, 5.75%, 10/03/34(a)(b)	7,245	7,115,641
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	6,594	5,735,850
2.76%, 01/10/32(b)	2,450	2,101,289
4.28%, 10/01/34(b)	2,250	2,063,954
5.29%, 01/17/34(b)	3,150	3,094,823
Northern States Power Co., 5.05%, 05/15/35	4,280	4,268,667
Northern States Power Co./MN, 2.25%, 04/01/31(a)	4,580	4,073,281
NRG Energy Inc., 7.00%, 03/15/33(b)	4,485	4,837,476
NSTAR Electric Co.
1.95%, 08/15/31(a)	1,919	1,631,879
5.20%, 03/01/35	2,510	2,484,454
5.40%, 06/01/34	3,710	3,740,433
Oglethorpe Power Corp., 6.19%, 01/01/31(a)(b)	371	389,704
Ohio Edison Co., 5.50%, 01/15/33(b)	1,765	1,778,604
Ohio Power Co.
5.00%, 06/01/33	2,389	2,338,497
5.65%, 06/01/34	2,215	2,235,158
Series D, 6.60%, 03/01/33(a)	1,570	1,692,050
Series G, 6.60%, 02/15/33(a)	1,005	1,089,012
Series Q, 1.63%, 01/15/31(a)	2,660	2,227,790
Oklahoma Gas & Electric Co., 5.40%, 01/15/33	2,790	2,845,342
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32	2,975	2,822,309
4.55%, 09/15/32	4,274	4,166,613
5.35%, 04/01/35(b)	4,005	4,011,951
5.65%, 11/15/33	5,108	5,295,339
7.00%, 05/01/32	3,100	3,442,589
7.25%, 01/15/33(a)	1,985	2,244,778
Pacific Gas and Electric Co.
2.50%, 02/01/31	12,454	10,706,808
3.25%, 06/01/31	6,473	5,741,484
4.40%, 03/01/32	2,699	2,507,437
4.55%, 07/01/30	18,222	17,645,090
5.70%, 03/01/35(a)	6,205	6,100,914
5.80%, 05/15/34(a)	6,795	6,715,704
5.90%, 06/15/32	3,634	3,656,575
6.15%, 01/15/33	4,435	4,509,976
6.40%, 06/15/33	6,805	7,001,738
6.95%, 03/15/34	5,118	5,437,317

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.70%, 09/15/30	$2,842	$2,552,620
5.30%, 02/15/31(a)	4,330	4,401,213
5.45%, 02/15/34(a)	7,555	7,542,502
7.38%, 09/15/55, (5-year CMT + 3.319%)(c)	5	5,087
7.70%, 11/15/31	1,805	2,063,380
PECO Energy Co., 4.90%, 06/15/33	3,535	3,535,109
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(b)	4,293	3,912,224
Potomac Electric Power Co., 5.20%, 03/15/34	2,365	2,362,262
PPL Capital Funding Inc., 5.25%, 09/01/34	4,560	4,514,273
PPL Electric Utilities Corp.
4.85%, 02/15/34	3,960	3,905,871
5.00%, 05/15/33	3,588	3,588,674
Progress Energy Inc.
7.00%, 10/30/31	2,680	2,971,773
7.75%, 03/01/31	3,822	4,358,200
Public Service Co. of Colorado
1.88%, 06/15/31	4,521	3,827,894
4.10%, 06/01/32(a)	1,735	1,639,033
5.35%, 05/15/34	5,158	5,136,788
Series 35, 1.90%, 01/15/31(a)	2,177	1,866,142
Public Service Co. of New Hampshire
5.35%, 10/01/33(a)	3,585	3,645,733
Series V, 2.20%, 06/15/31(a)	1,640	1,425,882
Public Service Co. of Oklahoma
5.20%, 01/15/35	3,510	3,430,284
5.25%, 01/15/33(a)	2,780	2,769,970
Series J, 2.20%, 08/15/31	4,145	3,525,292
Public Service Electric & Gas Co.
1.90%, 08/15/31	3,008	2,570,751
3.10%, 03/15/32	3,870	3,487,801
4.65%, 03/15/33(a)	3,255	3,197,381
4.85%, 08/01/34	3,040	2,992,476
4.90%, 12/15/32(a)	2,497	2,515,948
5.05%, 03/01/35	2,495	2,484,836
5.20%, 08/01/33	2,390	2,418,772
5.20%, 03/01/34	2,815	2,846,206
Public Service Enterprise Group Inc.
1.60%, 08/15/30	3,025	2,583,515
2.45%, 11/15/31	4,905	4,238,073
5.40%, 03/15/35(a)	2,505	2,494,271
5.45%, 04/01/34(a)	3,100	3,127,212
6.13%, 10/15/33	2,511	2,632,210
Puget Energy Inc.
4.10%, 06/15/30	3,077	2,930,155
4.22%, 03/15/32	2,755	2,538,600
5.73%, 03/15/35(b)	3,855	3,816,887
Puget Sound Energy Inc., 5.33%, 06/15/34	2,590	2,596,754
RWE Finance U.S. LLC, 5.88%, 04/16/34(a)(b)	9,940	10,093,580
San Diego Gas & Electric Co.
5.35%, 05/15/35	1,500	1,485,472
5.40%, 04/15/35	5,405	5,421,001
Series VVV, 1.70%, 10/01/30	5,051	4,337,567
Series XXX, 3.00%, 03/15/32	3,118	2,743,934
Sempra
5.50%, 08/01/33(a)	4,424	4,448,907
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	7,440	6,977,457
6.55%, 04/01/55, (5-year CMT + 2.138%)(c)	3,520	3,293,559
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,420	2,212,906
Security	Par (000)	Value
Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30	$3,116	$2,714,185
2.75%, 02/01/32	3,130	2,638,201
5.20%, 06/01/34(a)	5,698	5,456,973
5.45%, 06/01/31	4,605	4,637,894
5.45%, 03/01/35(a)	5,565	5,383,676
5.95%, 11/01/32	4,720	4,793,363
6.00%, 01/15/34	2,295	2,326,785
Series 04-G, 5.75%, 04/01/35	1,960	1,980,873
Series G, 2.50%, 06/01/31(a)	4,551	3,898,208
Southern Co. (The)
4.85%, 03/15/35	4,740	4,561,663
5.20%, 06/15/33	4,600	4,594,016
5.70%, 10/15/32	3,010	3,117,559
5.70%, 03/15/34	6,765	6,963,222
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(c)	10,525	10,696,726
Southwestern Electric Power Co., 5.30%, 04/01/33(a)	2,170	2,145,790
Southwestern Public Service Co., 5.30%, 05/15/35	3,220	3,161,849
System Energy Resources Inc., 5.30%, 12/15/34	3,260	3,191,973
Tampa Electric Co.
2.40%, 03/15/31	2,291	2,024,212
5.15%, 03/01/35(a)	3,625	3,576,220
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30(b)	335	301,871
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	2,175	2,191,768
Tucson Electric Power Co.
1.50%, 08/01/30	3,969	3,377,359
3.25%, 05/15/32	1,696	1,514,341
5.20%, 09/15/34	2,220	2,191,265
Union Electric Co.
2.15%, 03/15/32(a)	3,275	2,775,411
5.20%, 04/01/34	3,105	3,103,834
5.25%, 04/15/35	3,085	3,092,175
Virginia Electric & Power Co.
2.30%, 11/15/31	3,436	2,967,999
2.40%, 03/30/32(a)	3,625	3,091,267
5.00%, 04/01/33(a)	4,530	4,503,061
5.00%, 01/15/34(a)	3,100	3,038,238
5.05%, 08/15/34	3,627	3,563,961
5.15%, 03/15/35	4,015	3,948,595
5.30%, 08/15/33(a)	2,428	2,432,509
Vistra Operations Co. LLC
5.70%, 12/30/34(a)(b)	4,545	4,527,668
6.00%, 04/15/34(b)	3,160	3,204,765
6.95%, 10/15/33(a)(b)	6,420	6,919,637
WEC Energy Group Inc., 1.80%, 10/15/30	1,437	1,245,037
Wisconsin Electric Power Co.
4.60%, 10/01/34(a)	1,805	1,754,837
4.75%, 09/30/32(a)	4,900	4,900,791
5.63%, 05/15/33	1,820	1,912,378
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	3,695	3,110,986
3.95%, 09/01/32	4,437	4,132,517
4.95%, 04/01/33	3,051	3,020,404
5.38%, 03/30/34	2,710	2,714,509

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
2.35%, 11/15/31(a)	$1,853	$1,582,512
3.40%, 06/01/30	3,408	3,200,627
4.60%, 06/01/32	4,235	4,064,227
5.45%, 08/15/33	4,890	4,902,537
5.50%, 03/15/34	4,910	4,897,004
5.60%, 04/15/35	4,570	4,569,518
		1,292,049,266
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	3,116	2,700,177
Emerson Electric Co.
1.95%, 10/15/30	3,150	2,775,466
2.20%, 12/21/31(a)	6,409	5,567,440
5.00%, 03/15/35(a)	3,165	3,180,776
6.00%, 08/15/32	370	395,419
Molex Electronic Technologies LLC, 5.25%, 04/30/32(b)	1,695	1,694,007
		16,313,285
Electronics — 0.7%
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32(a)	3,753	3,806,908
5.60%, 05/29/34	2,360	2,378,363
Amphenol Corp.
2.20%, 09/15/31	4,785	4,146,623
5.00%, 01/15/35	4,585	4,548,060
5.25%, 04/05/34	3,765	3,809,498
Arrow Electronics Inc.
2.95%, 02/15/32(a)	3,198	2,740,932
5.88%, 04/10/34(a)	2,950	2,983,598
Avnet Inc.
3.00%, 05/15/31	2,401	2,120,415
5.50%, 06/01/32	1,905	1,874,732
Flex Ltd., 5.25%, 01/15/32	3,390	3,372,006
Honeywell International Inc.
1.75%, 09/01/31	9,086	7,643,990
1.95%, 06/01/30	6,037	5,344,261
4.50%, 01/15/34	6,129	5,895,314
4.75%, 02/01/32	4,080	4,065,118
4.95%, 09/01/31	3,475	3,534,083
5.00%, 02/15/33	6,831	6,844,724
5.00%, 03/01/35	8,060	7,995,985
Hubbell Inc., 2.30%, 03/15/31	2,141	1,867,000
Jabil Inc., 3.00%, 01/15/31	4,020	3,609,108
Keysight Technologies Inc., 4.95%, 10/15/34(a)	3,345	3,261,424
TD SYNNEX Corp.
2.65%, 08/09/31	3,846	3,261,807
6.10%, 04/12/34(a)	3,540	3,632,846
Trimble Inc., 6.10%, 03/15/33	4,853	5,066,051
Tyco Electronics Group SA
2.50%, 02/04/32(a)	3,891	3,345,161
4.50%, 02/09/31	2,170	2,140,352
5.00%, 05/09/35	2,995	2,927,380
Vontier Corp., 2.95%, 04/01/31	3,835	3,377,422
		105,593,161
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	3,825	4,005,926
Jacobs Engineering Group Inc., 5.90%, 03/01/33(a)	3,490	3,580,818
Security	Par (000)	Value
Engineering & Construction (continued)
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	$7,110	$6,807,227
Ste Transcore Holdings Inc., 3.75%, 05/05/32(b)	2,140	2,021,433
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	1,180	1,029,021
		17,444,425
Entertainment — 0.2%
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	4,540	4,000,391
Warnermedia Holdings Inc., 4.28%, 03/15/32(a)	29,913	25,383,253
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	710	635,954
3.88%, 07/15/30(b)	1,190	1,100,233
		31,119,831
Environmental Control — 0.6%
Republic Services Inc.
1.45%, 02/15/31	4,012	3,378,006
1.75%, 02/15/32(a)	4,754	3,946,520
2.38%, 03/15/33(a)	4,245	3,564,800
4.75%, 07/15/30	2,145	2,166,408
5.00%, 12/15/33	3,973	3,989,828
5.00%, 04/01/34(a)	4,880	4,885,042
5.15%, 03/15/35(a)	4,635	4,656,138
5.20%, 11/15/34(a)	2,995	3,018,033
Veralto Corp., 5.45%, 09/18/33	4,298	4,363,053
Waste Connections Inc.
2.20%, 01/15/32	4,182	3,561,784
3.20%, 06/01/32	3,527	3,173,159
4.20%, 01/15/33	4,457	4,253,810
5.00%, 03/01/34	4,570	4,556,168
5.25%, 09/01/35	2,410	2,430,281
Waste Management Inc.
1.50%, 03/15/31(a)	6,116	5,168,488
3.90%, 03/01/35	2,320	2,091,355
4.15%, 04/15/32(a)	6,295	6,067,336
4.63%, 02/15/33(a)	3,109	3,073,905
4.80%, 03/15/32(a)	4,545	4,551,258
4.88%, 02/15/34(a)	7,665	7,644,393
4.95%, 07/03/31	5,094	5,173,597
4.95%, 03/15/35	9,790	9,661,352
		95,374,714
Food — 2.0%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(b)	2,840	2,972,784
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	5,321	4,715,106
Conagra Brands Inc., 8.25%, 09/15/30(a)	2,000	2,299,685
Delhaize America LLC, 9.00%, 04/15/31(a)	170	201,440
Flowers Foods Inc.
2.40%, 03/15/31	3,160	2,722,318
5.75%, 03/15/35(a)	2,805	2,828,236
General Mills Inc.
2.25%, 10/14/31	3,853	3,304,407
4.95%, 03/29/33	6,395	6,321,812
5.25%, 01/30/35	4,480	4,446,089
Gruma SAB de CV, 5.39%, 12/09/34(b)	2,065	2,036,916
Hershey Co. (The)
1.70%, 06/01/30(a)	2,333	2,051,913
4.50%, 05/04/33	2,615	2,555,096
4.95%, 02/24/32(a)	3,875	3,925,310
5.10%, 02/24/35	3,345	3,343,652
Hormel Foods Corp., 1.80%, 06/11/30(a)	6,238	5,500,185

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Ingredion Inc., 2.90%, 06/01/30	$3,800	$3,494,167
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	2,710	2,264,208
4.25%, 03/15/35	3,960	3,604,648
6.20%, 11/15/33(a)	5,905	6,268,861
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	6,158	5,293,296
3.63%, 01/15/32(a)	5,865	5,272,494
3.75%, 12/01/31	3,362	3,084,610
5.75%, 04/01/33(a)	10,049	10,179,034
6.75%, 03/15/34	8,897	9,558,883
Kellanova
2.10%, 06/01/30	3,398	3,021,364
5.25%, 03/01/33(a)	2,675	2,702,577
Series B, 7.45%, 04/01/31	4,398	4,978,191
Kraft Heinz Foods Co.
4.25%, 03/01/31(a)	2,999	2,916,180
5.20%, 03/15/32(a)	3,345	3,355,169
5.40%, 03/15/35(a)	3,353	3,313,999
6.75%, 03/15/32(a)	2,227	2,425,246
Kroger Co. (The)
1.70%, 01/15/31(a)	3,245	2,755,132
5.00%, 09/15/34	13,510	13,158,353
7.50%, 04/01/31(a)	2,685	3,041,577
Mars Inc.
1.63%, 07/16/32(a)(b)	4,345	3,529,706
3.60%, 04/01/34(b)	1,940	1,731,958
4.65%, 04/20/31(a)(b)	3,940	3,953,488
4.75%, 04/20/33(b)	6,070	5,974,004
5.00%, 03/01/32(b)	10,350	10,384,805
5.20%, 03/01/35(b)	30,270	30,156,456
McCormick & Co. Inc./MD
1.85%, 02/15/31(a)	3,242	2,756,999
4.70%, 10/15/34(a)	2,915	2,767,926
4.95%, 04/15/33(a)	2,983	2,945,403
Mondelez International Inc.
1.50%, 02/04/31	3,252	2,739,247
1.88%, 10/15/32(a)	3,860	3,170,206
3.00%, 03/17/32	4,940	4,398,228
4.75%, 08/28/34(a)	2,685	2,606,894
5.13%, 05/06/35	2,510	2,471,190
6.50%, 11/01/31(a)	1,675	1,828,890
Nestle Capital Corp.
4.75%, 03/12/31(a)(b)	2,920	2,956,923
4.88%, 03/12/34(a)(b)	4,755	4,777,270
Nestle Holdings Inc.
1.25%, 09/15/30(a)(b)	5,950	5,118,480
1.88%, 09/14/31(a)(b)	6,420	5,530,507
4.30%, 10/01/32(a)(b)	7,588	7,474,464
4.85%, 03/14/33(a)(b)	4,023	4,058,753
5.00%, 09/12/30(b)	3,125	3,204,847
5.00%, 09/12/33(a)(b)	2,650	2,700,073
Smithfield Foods Inc.
2.63%, 09/13/31(a)(b)	3,340	2,824,946
3.00%, 10/15/30(a)(b)	3,174	2,827,790
Sysco Corp.
2.45%, 12/14/31	3,137	2,709,481
5.10%, 09/23/30(a)	3,350	3,397,402
5.40%, 03/23/35(a)	3,135	3,135,629
6.00%, 01/17/34(a)	2,945	3,113,338
Security	Par (000)	Value
Food (continued)
The Campbell's Co.
4.75%, 03/23/35	$4,590	$4,327,286
5.40%, 03/21/34(a)	6,170	6,153,786
Tyson Foods Inc.
4.88%, 08/15/34	3,170	3,026,127
5.70%, 03/15/34(a)	5,330	5,432,423
		294,097,863
Food Service — 0.0%
Sodexo Inc.
2.72%, 04/16/31(a)(b)	4,773	4,198,119
5.80%, 08/15/35(b)	530	539,194
		4,737,313
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 6.18%, 05/05/32(b)	120	120,382
Georgia-Pacific LLC
4.95%, 06/30/32(b)	2,175	2,181,289
8.88%, 05/15/31	2,621	3,170,457
Inversiones CMPC SA
3.00%, 04/06/31(b)	3,800	3,280,372
6.13%, 06/23/33(b)	2,195	2,206,100
6.13%, 02/26/34(a)(b)	4,375	4,370,703
Suzano Austria GmbH
3.13%, 01/15/32(a)	6,345	5,424,837
3.75%, 01/15/31	7,849	7,116,579
		27,870,719
Gas — 0.8%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	1,870	1,762,704
5.13%, 09/16/34(a)(b)	4,345	4,194,216
Atmos Energy Corp.
1.50%, 01/15/31	3,146	2,657,814
5.45%, 10/15/32	1,934	1,988,480
5.90%, 11/15/33	4,554	4,810,394
Boston Gas Co.
3.76%, 03/16/32(b)	2,940	2,660,489
5.84%, 01/10/35(a)(b)	2,950	3,018,123
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(b)	2,635	2,522,637
6.39%, 09/15/33(b)	3,663	3,826,785
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,635	2,264,360
4.40%, 07/01/32	3,350	3,209,894
5.40%, 03/01/33	1,962	1,977,924
5.40%, 07/01/34	2,380	2,391,433
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	2,591	2,271,912
ENN Energy Holdings Ltd., 2.63%, 09/17/30(b)	970	876,428
Grupo Energia Bogota SA ESP, 7.85%, 11/09/33(a)(b)	920	1,011,752
KeySpan Gas East Corp., 5.99%, 03/06/33(a)(b)	3,205	3,278,451
Nakilat Inc., 6.07%, 12/31/33(a)(b)	1,948	2,043,654
National Fuel Gas Co.
2.95%, 03/01/31	3,535	3,122,018
5.95%, 03/15/35	3,190	3,197,369
NiSource Inc.
1.70%, 02/15/31	4,184	3,536,736
5.35%, 04/01/34(a)	4,225	4,238,779
5.40%, 06/30/33(a)	2,860	2,877,441
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(c)	2,620	2,593,121

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
ONE Gas Inc., 4.25%, 09/01/32	$1,615	$1,530,037
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	1,994	1,750,121
4.10%, 09/18/34(a)	1,520	1,359,744
5.10%, 02/15/35	2,165	2,137,562
5.40%, 06/15/33	2,371	2,386,887
Snam SpA, 5.75%, 05/28/35(b)	3,400	3,403,388
Southern California Gas Co.
5.05%, 09/01/34	3,290	3,243,935
5.20%, 06/01/33(a)	3,181	3,172,503
5.45%, 06/15/35	4,800	4,805,208
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	2,765	2,669,068
5.15%, 09/15/32	3,180	3,173,853
5.75%, 09/15/33	3,463	3,565,969
6.00%, 10/01/34(a)	215	221,053
Series 2020-A, 1.75%, 01/15/31	2,626	2,232,558
Southwest Gas Corp.
2.20%, 06/15/30(a)	2,374	2,100,855
4.05%, 03/15/32	4,360	4,059,952
Spire Missouri Inc.
4.80%, 02/15/33	1,995	1,955,866
Series 2034, 5.15%, 08/15/34(a)	1,315	1,313,287
		111,414,760
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31(a)	1,912	1,686,579
Regal Rexnord Corp., 6.40%, 04/15/33(a)	7,695	7,962,674
Stanley Black & Decker Inc., 3.00%, 05/15/32(a)	3,339	2,872,830
		12,522,083
Health Care - Products — 1.1%
Abbott Laboratories, 1.40%, 06/30/30(a)	4,145	3,617,000
Agilent Technologies Inc.
2.10%, 06/04/30	3,121	2,767,756
2.30%, 03/12/31	5,246	4,585,487
4.75%, 09/09/34(a)	3,510	3,386,800
Alcon Finance Corp., 5.38%, 12/06/32(a)(b)	4,213	4,262,054
Baxter International Inc.
1.73%, 04/01/31(a)	4,234	3,562,664
2.54%, 02/01/32(a)	9,995	8,571,170
Boston Scientific Corp., 2.65%, 06/01/30(a)	7,364	6,755,691
Dentsply Sirona Inc., 3.25%, 06/01/30	4,663	4,208,306
GE HealthCare Technologies Inc., 5.91%, 11/22/32(a)	10,738	11,273,328
Medtronic Global Holdings SCA, 4.50%, 03/30/33	6,200	6,058,544
Medtronic Inc., 4.38%, 03/15/35(a)	12,475	11,865,924
Revvity Inc.
2.25%, 09/15/31	3,289	2,765,743
2.55%, 03/15/31	2,623	2,272,536
Smith & Nephew PLC
2.03%, 10/14/30	6,360	5,518,321
5.40%, 03/20/34	3,295	3,282,957
Solventum Corp.
5.45%, 03/13/31(a)	6,990	7,155,476
5.60%, 03/23/34	10,150	10,237,548
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	4,492	3,984,294
Stryker Corp.
1.95%, 06/15/30(a)	6,180	5,450,647
Security	Par (000)	Value
Health Care - Products (continued)
4.63%, 09/11/34(a)	$3,155	$3,052,249
5.20%, 02/10/35(a)	5,980	5,987,121
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	7,731	6,647,659
4.95%, 11/21/32(a)	3,713	3,742,922
4.98%, 08/10/30	4,730	4,829,235
5.09%, 08/10/33(a)	5,930	5,983,439
5.20%, 01/31/34(a)	2,995	3,032,180
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	5,118	4,466,379
5.20%, 09/15/34(a)	4,650	4,587,950
5.50%, 02/19/35	3,600	3,633,769
		157,545,149
Health Care - Services — 2.8%
Adventist Health System/West
5.43%, 03/01/32(a)	1,650	1,636,102
5.76%, 12/01/34	705	695,335
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30	420	374,334
Banner Health, 1.90%, 01/01/31(a)	1,546	1,335,274
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	2,020	1,731,547
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	3,100	2,941,399
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	2,275	1,957,063
Centene Corp.
2.50%, 03/01/31	13,738	11,664,631
2.63%, 08/01/31(a)	8,343	7,066,657
3.00%, 10/15/30	13,588	11,953,039
Cigna Group (The)
2.38%, 03/15/31	9,474	8,283,882
5.13%, 05/15/31(a)	5,055	5,138,648
5.25%, 02/15/34	7,640	7,629,346
5.40%, 03/15/33	5,008	5,089,336
CommonSpirit Health
2.78%, 10/01/30(a)	910	820,921
5.32%, 12/01/34	3,075	3,017,485
Elevance Health Inc.
2.55%, 03/15/31	6,414	5,676,974
4.10%, 05/15/32(a)	3,751	3,535,064
4.75%, 02/15/33(a)	6,535	6,352,811
4.95%, 11/01/31	5,065	5,069,788
5.20%, 02/15/35	7,983	7,921,931
5.38%, 06/15/34(a)	6,550	6,575,351
5.50%, 10/15/32(a)	4,147	4,263,773
5.95%, 12/15/34	2,196	2,289,600
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31(b)	5,510	4,682,324
3.00%, 12/01/31(a)(b)	3,130	2,692,434
HCA Inc.
2.38%, 07/15/31(a)	5,443	4,656,248
3.50%, 09/01/30	16,271	15,176,620
3.63%, 03/15/32	12,103	10,981,243
5.45%, 04/01/31(a)	10,620	10,811,835
5.45%, 09/15/34	7,598	7,522,227
5.50%, 03/01/32	5,710	5,779,040
5.50%, 06/01/33	8,260	8,333,759
5.60%, 04/01/34(a)	7,878	7,921,823
5.75%, 03/01/35(a)	10,155	10,235,093
7.50%, 11/06/33(a)	1,500	1,690,488

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	$4,939	$4,370,785
5.45%, 06/15/34(b)	4,500	4,511,080
Highmark Inc., 2.55%, 05/10/31(a)(b)	2,919	2,475,399
Horizon Mutual Holdings Inc., 6.20%, 11/15/34(b)	3,705	3,591,679
Humana Inc.
2.15%, 02/03/32	4,846	3,969,749
5.38%, 04/15/31	8,345	8,398,539
5.55%, 05/01/35(a)	200	196,433
5.88%, 03/01/33(a)	4,626	4,700,340
5.95%, 03/15/34(a)	5,105	5,184,269
ICON Investments Six DAC, 6.00%, 05/08/34	2,900	2,902,991
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	3,480	3,088,337
4.55%, 04/01/32(a)	3,315	3,236,537
4.80%, 10/01/34	4,760	4,570,396
OhioHealth Corp., 2.30%, 11/15/31	2,130	1,851,607
Piedmont Healthcare Inc., 2.04%, 01/01/32(a)	2,365	1,948,754
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	3,568	3,566,457
Quest Diagnostics Inc.
2.80%, 06/30/31	3,673	3,288,145
2.95%, 06/30/30(a)	5,047	4,653,217
5.00%, 12/15/34	4,970	4,878,263
6.40%, 11/30/33	4,438	4,791,147
Roche Holdings Inc.
2.08%, 12/13/31(b)	12,394	10,618,335
4.59%, 09/09/34(a)(b)	5,620	5,463,382
4.91%, 03/08/31(a)(b)	4,705	4,785,621
4.99%, 03/08/34(b)	7,630	7,645,684
5.49%, 11/13/30(a)(b)	7,503	7,853,824
5.59%, 11/13/33(a)(b)	9,540	9,975,489
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	1,460	1,378,379
Sutter Health
5.16%, 08/15/33	150	149,741
Series 2025, 5.21%, 08/15/32	1,725	1,748,311
Series 2025, 5.54%, 08/15/35	2,800	2,839,826
Series 20A, 2.29%, 08/15/30(a)	3,385	3,003,320
UnitedHealth Group Inc.
2.30%, 05/15/31	9,665	8,386,967
4.20%, 05/15/32(a)	9,315	8,852,461
4.50%, 04/15/33	9,684	9,235,056
4.90%, 04/15/31(a)	6,675	6,689,028
4.95%, 01/15/32(a)	9,410	9,355,271
5.00%, 04/15/34	8,080	7,894,174
5.15%, 07/15/34(a)	12,685	12,518,798
5.35%, 02/15/33	12,404	12,516,890
Universal Health Services Inc.
2.65%, 10/15/30	5,239	4,599,322
2.65%, 01/15/32	3,437	2,856,785
5.05%, 10/15/34	2,640	2,478,504
UPMC, 5.04%, 05/15/33	1,720	1,693,433
		422,216,150
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	2,795	2,823,105
6.70%, 07/29/31	5,410	5,560,890
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Capital Corp.
3.20%, 11/15/31	$4,024	$3,463,598
5.80%, 03/08/32	5,785	5,700,923
Ares Strategic Income Fund, 6.20%, 03/21/32	4,270	4,232,071
Blackstone Private Credit Fund
6.00%, 01/29/32	4,985	4,979,994
6.00%, 11/22/34	4,560	4,399,138
6.25%, 01/25/31	1,660	1,692,646
Blue Owl Credit Income Corp., 6.65%, 03/15/31	4,425	4,502,062
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)	6,005	5,856,942
HPS Corporate Lending Fund, 5.95%, 04/14/32(a)	135	133,059
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	2,488	2,856,007
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	400	367,954
JAB Holdings BV, 2.20%, 11/23/30(b)	1,063	900,602
Sixth Street Specialty Lending Inc., 5.63%, 08/15/30	25	24,901
		47,493,892
Home Builders — 0.1%
DR Horton Inc., 5.00%, 10/15/34(a)	3,760	3,657,701
MDC Holdings Inc., 2.50%, 01/15/31	2,329	2,019,290
Meritage Homes Corp., 5.65%, 03/15/35(a)	2,750	2,685,231
PulteGroup Inc.
6.00%, 02/15/35(a)	1,870	1,914,684
6.38%, 05/15/33(a)	2,390	2,521,867
7.88%, 06/15/32(a)	1,780	2,035,525
		14,834,298
Home Furnishings — 0.0%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	2,810	2,820,046
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	3,254	2,719,571
5.75%, 03/15/33	2,610	2,672,832
Church & Dwight Co. Inc.
2.30%, 12/15/31	3,003	2,576,857
5.60%, 11/15/32(a)	3,176	3,305,589
Clorox Co. (The), 4.60%, 05/01/32(a)	4,025	3,972,814
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	4,112	3,584,977
4.50%, 02/16/33	2,235	2,205,107
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)(b)	3,265	2,891,465
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	80	81,438
		24,010,650
Insurance — 4.8%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	310	307,629
AIA Group Ltd.
4.95%, 04/04/33(a)(b)	3,863	3,868,935
4.95%, 03/30/35(b)	2,590	2,521,152
5.38%, 04/05/34(b)	5,595	5,648,365
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	4,885	5,338,683

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(c)	$6,970	$6,821,371
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(c)	4,580	4,711,931
Allstate Corp. (The)
1.45%, 12/15/30(a)	4,138	3,492,475
5.25%, 03/30/33	4,642	4,700,337
5.35%, 06/01/33(a)	1,710	1,743,615
5.55%, 05/09/35	3,265	3,342,033
American International Group Inc.
3.40%, 06/30/30	2,492	2,346,596
3.88%, 01/15/35(a)	3,325	2,976,207
5.13%, 03/27/33	4,722	4,724,403
5.45%, 05/07/35(a)	4,259	4,282,383
American National Group Inc., 6.14%, 06/13/32(a)(b)	2,915	2,932,714
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,684	2,361,113
AmFam Holdings Inc., 2.81%, 03/11/31(b)	3,313	2,780,372
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	3,046	2,593,075
2.60%, 12/02/31	3,313	2,896,664
5.00%, 09/12/32(a)	3,407	3,421,917
5.35%, 02/28/33	4,503	4,579,486
Aon North America Inc.
5.30%, 03/01/31(a)	4,165	4,267,916
5.45%, 03/01/34	10,685	10,803,516
Arch Capital Group Ltd., 7.35%, 05/01/34	1,895	2,155,235
Arthur J Gallagher & Co.
2.40%, 11/09/31(a)	3,574	3,095,437
5.00%, 02/15/32(a)	2,695	2,701,353
5.15%, 02/15/35	9,870	9,713,938
5.45%, 07/15/34	3,243	3,277,655
5.50%, 03/02/33(a)	2,359	2,403,497
6.50%, 02/15/34	2,505	2,706,017
Ascot Group Ltd., 4.25%, 12/15/30(a)(b)	2,195	1,971,013
Assurant Inc.
2.65%, 01/15/32	2,745	2,296,663
6.75%, 02/15/34(a)	1,585	1,692,026
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	3,697	3,368,912
Athene Global Funding
2.55%, 11/19/30(b)	4,138	3,629,136
2.65%, 10/04/31(b)	3,195	2,737,824
2.67%, 06/07/31(b)	3,679	3,162,900
5.32%, 11/13/31(b)	4,200	4,176,479
5.53%, 07/11/31(a)(b)	3,520	3,564,666
Athene Holding Ltd.
3.50%, 01/15/31	3,294	3,055,658
5.88%, 01/15/34(a)	3,785	3,833,203
6.63%, 10/15/54, (5-year CMT + 2.607%)(c)	3,070	3,018,856
6.65%, 02/01/33(a)	2,563	2,718,269
AXA SA, 8.60%, 12/15/30	5,640	6,661,765
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,270	3,707,178
2.88%, 03/15/32(a)	6,623	6,052,337
Brown & Brown Inc.
2.38%, 03/15/31	4,643	4,025,052
4.20%, 03/17/32	4,135	3,865,338
5.65%, 06/11/34(a)	4,115	4,157,479
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC
1.38%, 09/15/30	$6,928	$5,951,634
5.00%, 03/15/34(a)	9,655	9,663,574
Cincinnati Financial Corp., 6.13%, 11/01/34	2,000	2,107,607
CNA Financial Corp.
2.05%, 08/15/30	3,540	3,071,889
5.13%, 02/15/34(a)	3,075	3,028,235
5.50%, 06/15/33	3,180	3,210,583
CNO Financial Group Inc., 6.45%, 06/15/34(a)	4,285	4,412,262
Corebridge Financial Inc.
3.90%, 04/05/32	9,260	8,523,604
5.75%, 01/15/34	4,835	4,924,867
6.05%, 09/15/33	3,295	3,416,076
6.38%, 09/15/54, (5-year CMT + 2.646%)(c)	2,460	2,393,774
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, , (5-year CMT + 2.515%)(b)(c)(d)	11,780	11,692,515
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(a)(b)	1,640	1,623,857
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(a)(b)	1,470	1,272,515
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	2,967	2,547,534
Enstar Group Ltd.
3.10%, 09/01/31	3,828	3,345,601
7.50%, 04/01/45, (5-year CMT + 3.186%)(a)(b)(c)	25	25,312
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	2,607	2,223,404
Equitable Holdings Inc.
5.59%, 01/11/33(a)	3,205	3,268,276
6.70%, 03/28/55, (5-year CMT + 2.390%)(a)(c)	2,605	2,634,666
F&G Annuities & Life Inc., 6.25%, 10/04/34(a)	3,090	2,988,100
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31(a)	3,885	3,548,909
5.63%, 08/16/32	4,636	4,709,998
5.75%, 05/20/35(b)	2,500	2,496,033
6.00%, 12/07/33	4,495	4,621,282
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(a)(b)(c)	600	562,850
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. CME Term SOFR + 3.454%)(b)(c)	2,530	2,248,572
Fidelity National Financial Inc.
2.45%, 03/15/31(a)	3,888	3,328,923
3.40%, 06/15/30(a)	4,131	3,813,975
First American Financial Corp.
2.40%, 08/15/31	4,470	3,784,372
5.45%, 09/30/34(a)	2,680	2,596,057
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	5,635	5,775,125
GA Global Funding Trust
2.90%, 01/06/32(b)	4,665	4,013,347
5.20%, 12/09/31(a)(b)	2,685	2,665,437
5.50%, 04/01/32(a)(b)	1,655	1,660,146
5.90%, 01/13/35(b)	2,950	2,948,907
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	5,168	4,498,062
7.95%, 06/15/33(a)(b)	4,047	4,512,723
Globe Life Inc.
2.15%, 08/15/30	2,866	2,490,354
4.80%, 06/15/32(a)	2,680	2,608,626
5.85%, 09/15/34(a)	2,750	2,792,922

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	$2,299	$2,007,773
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,240	3,238,893
Jackson Financial Inc.
3.13%, 11/23/31(a)	3,445	2,991,415
5.67%, 06/08/32(a)	2,320	2,318,513
Kemper Corp.
2.40%, 09/30/30	2,933	2,544,306
3.80%, 02/23/32	3,010	2,688,024
Liberty Mutual Group Inc., 6.50%, 03/15/35(a)(b)	1,505	1,541,465
Lincoln National Corp.
2.33%, 08/15/30(a)(b)	2,669	2,351,251
3.40%, 01/15/31(a)	3,163	2,903,188
3.40%, 03/01/32(a)	1,155	1,021,723
5.85%, 03/15/34	2,335	2,366,743
Loews Corp., 6.00%, 02/01/35(a)	1,725	1,852,730
Manulife Financial Corp., 3.70%, 03/16/32(a)	6,300	5,864,259
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,718	4,182,401
2.38%, 12/15/31(a)	3,554	3,064,714
4.85%, 11/15/31	7,415	7,445,999
5.00%, 03/15/35	15,690	15,436,945
5.15%, 03/15/34(a)	3,027	3,046,292
5.40%, 09/15/33(a)	3,610	3,693,939
5.75%, 11/01/32	3,147	3,312,638
5.88%, 08/01/33(a)	1,830	1,926,804
MassMutual Global Funding II
1.55%, 10/09/30(a)(b)	4,536	3,859,744
2.15%, 03/09/31(a)(b)	3,415	2,971,593
4.35%, 09/17/31(b)	3,275	3,191,659
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(c)	10,625	10,316,894
MetLife Inc.
5.30%, 12/15/34(a)	4,455	4,510,607
5.38%, 07/15/33(a)	6,090	6,269,628
6.38%, 06/15/34(a)	4,565	4,982,273
6.50%, 12/15/32(a)	3,609	4,005,777
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(c)	6,345	6,382,594
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	4,653	3,937,732
2.40%, 01/11/32(a)(b)	4,930	4,202,074
5.05%, 01/08/34(a)(b)	3,355	3,336,084
5.15%, 03/28/33(a)(b)	6,048	6,065,633
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(c)	8,470	8,605,927
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(b)	495	553,019
8.25%, 12/01/31(a)(b)	2,330	2,659,147
New York Life Global Funding
1.20%, 08/07/30(b)	4,087	3,457,163
1.85%, 08/01/31(b)	4,000	3,401,718
4.55%, 01/28/33(a)(b)	6,185	5,985,075
5.00%, 01/09/34(a)(b)	6,035	6,001,438
5.35%, 01/23/35(b)	4,570	4,620,445
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	6,155	6,386,731
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(b)(c)	9,813	8,474,371
Security	Par (000)	Value
Insurance (continued)
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(c)	$5,915	$5,046,348
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(c)	7,355	7,295,977
6.25%, 09/13/53, (5-year CMT + 2.954%)(b)(c)	5,095	5,171,045
6.50%, 04/30/55, (5-year CMT + 3.189%)(b)(c)	9,100	9,235,454
Northwestern Mutual Global Funding, 5.16%, 05/28/31(b)	4,195	4,275,794
Old Republic International Corp., 5.75%, 03/28/34(a)	2,515	2,555,313
Pacific Life Global Funding II, 2.45%, 01/11/32(a)(b)	2,720	2,300,781
Pacific LifeCorp., 6.60%, 09/15/33(a)(b)	3,505	3,768,600
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(c)	3,205	2,963,139
Peachtree Corners Funding Trust II, 6.01%, 05/15/35(b)	3,475	3,496,958
Pricoa Global Funding I
4.65%, 08/27/31(a)(b)	3,030	3,002,431
5.35%, 05/28/35(b)	3,570	3,581,289
Primerica Inc., 2.80%, 11/19/31	4,243	3,707,522
Principal Financial Group Inc.
2.13%, 06/15/30	3,856	3,398,237
5.38%, 03/15/33(a)	2,610	2,646,314
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,720	2,310,420
1.63%, 11/19/30(a)(b)	2,260	1,924,464
Progressive Corp. (The)
3.00%, 03/15/32	3,623	3,258,522
4.95%, 06/15/33(a)	3,148	3,177,761
6.25%, 12/01/32	2,500	2,719,626
Protective Life Global Funding
1.74%, 09/21/30(b)	4,152	3,583,798
5.43%, 01/14/32(a)(b)	3,540	3,610,037
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	4,869	4,408,820
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	6,145	5,904,074
5.20%, 03/14/35	4,710	4,685,553
5.75%, 07/15/33(a)	2,290	2,403,530
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	7,198	7,185,639
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	5,370	5,451,819
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	2,880	3,002,501
Prudential Funding Asia PLC, 3.63%, 03/24/32(a)	2,867	2,630,320
Reinsurance Group of America Inc.
3.15%, 06/15/30(a)	3,714	3,437,279
5.75%, 09/15/34	3,820	3,870,416
6.00%, 09/15/33	2,450	2,536,412
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	4,651	4,720,991
5.80%, 04/01/35	2,840	2,861,353
RGA Global Funding
5.05%, 12/06/31(b)	3,830	3,782,789
5.50%, 01/11/31(a)(b)	4,605	4,704,918
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	5,562	5,005,817
4.75%, 04/08/32(a)(b)	2,795	2,618,285
6.88%, 04/15/34(a)(b)	4,525	4,728,151

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	$3,610	$3,227,282
7.20%, 10/30/34(a)(b)	3,990	3,756,100
Selective Insurance Group Inc., 5.90%, 04/15/35	2,610	2,614,191
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	1,795	1,968,141
Stewart Information Services Corp., 3.60%, 11/15/31(a)	3,310	2,932,446
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(c)	4,180	3,711,983
5.88%, (5-year CMT + 2.841%)(b)(c)(d)	6,225	6,074,091
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(b)(c)	4,080	4,058,731
Symetra Financial Corp., 5.87%, 04/03/32(b)	60	60,703
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	2,893	3,188,308
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	1,740	1,631,343
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	2,650	2,717,598
Willis North America Inc., 5.35%, 05/15/33	4,635	4,667,580
		722,767,614
Internet — 1.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	9,455	8,320,140
4.50%, 11/28/34(a)	4,005	3,816,999
5.25%, 05/26/35(b)	6,900	6,891,803
Alphabet Inc.
1.10%, 08/15/30	13,351	11,409,803
4.50%, 05/15/35	8,685	8,435,306
Amazon.com Inc.
1.50%, 06/03/30	12,046	10,571,702
2.10%, 05/12/31	18,682	16,459,445
3.60%, 04/13/32(a)	15,019	14,215,595
4.70%, 12/01/32(a)	13,394	13,519,364
4.80%, 12/05/34(a)	7,095	7,147,185
Baidu Inc.
2.38%, 10/09/30(a)	1,250	1,122,521
2.38%, 08/23/31	2,560	2,263,012
eBay Inc.
2.60%, 05/10/31	4,647	4,113,706
6.30%, 11/22/32	2,840	3,054,031
Expedia Group Inc.
2.95%, 03/15/31	3,271	2,937,933
5.40%, 02/15/35	5,910	5,830,584
Meituan, 3.05%, 10/28/30(a)(b)	6,965	6,390,205
Meta Platforms Inc.
3.85%, 08/15/32(a)	18,098	17,147,228
4.55%, 08/15/31	6,275	6,295,195
4.75%, 08/15/34(a)	15,221	15,051,885
4.95%, 05/15/33	10,994	11,113,232
Netflix Inc.
4.88%, 06/15/30(a)(b)	6,071	6,160,667
4.90%, 08/15/34(a)	5,300	5,324,214
Prosus NV
3.06%, 07/13/31(a)(b)	11,460	9,931,870
4.19%, 01/19/32(b)	6,160	5,635,712
Security	Par (000)	Value
Internet (continued)
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	$11,555	$10,502,928
2.88%, 04/22/31(b)	3,455	3,172,213
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	3,303	2,895,706
Uber Technologies Inc., 4.80%, 09/15/34	9,115	8,795,749
VeriSign Inc.
2.70%, 06/15/31	4,775	4,196,240
5.25%, 06/01/32	1,180	1,189,321
Weibo Corp., 3.38%, 07/08/30(a)	4,743	4,388,926
		238,300,420
Iron & Steel — 0.3%
ArcelorMittal SA
6.00%, 06/17/34(a)	2,790	2,878,875
6.80%, 11/29/32(a)	6,048	6,544,632
Nucor Corp.
2.70%, 06/01/30	3,743	3,413,792
3.13%, 04/01/32(a)	3,737	3,348,421
5.10%, 06/01/35	3,025	2,969,106
POSCO, 5.88%, 01/17/33(b)	455	462,847
POSCO Holdings Inc., 5.75%, 05/07/35(b)	1,000	1,001,763
Reliance Inc., 2.15%, 08/15/30	3,762	3,300,420
Steel Dynamics Inc.
3.25%, 01/15/31	3,696	3,393,898
5.25%, 05/15/35	3,835	3,770,558
5.38%, 08/15/34(a)	3,330	3,327,507
Vale Overseas Ltd.
3.75%, 07/08/30	8,182	7,653,175
6.13%, 06/12/33(a)	8,455	8,730,760
8.25%, 01/17/34(a)	200	237,191
		51,032,945
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/31(a)	3,800	3,136,769
4.40%, 09/15/32(a)	2,655	2,402,947
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31(b)	6,000	5,930,316
6.00%, 02/01/33(b)	12,000	12,043,073
6.25%, 03/15/32(b)	7,500	7,601,250
		31,114,355
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 01/15/31(a)	2,937	2,682,970
5.85%, 08/01/34	3,590	3,537,561
Hyatt Hotels Corp.
5.38%, 12/15/31(a)	2,900	2,876,885
5.50%, 06/30/34(a)	1,705	1,674,136
5.75%, 03/30/32(a)	2,340	2,362,168
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	2,800	2,776,829
Marriott International Inc./MD
4.50%, 10/01/34	1,890	1,738,015
5.10%, 04/15/32(a)	3,365	3,350,501
5.30%, 05/15/34	6,315	6,266,050
5.35%, 03/15/35	6,185	6,101,316
Series FF, 4.63%, 06/15/30(a)	6,140	6,091,491
Series GG, 3.50%, 10/15/32	6,405	5,719,906
Series HH, 2.85%, 04/15/31	6,688	5,985,726
Series II, 2.75%, 10/15/33(a)	4,271	3,550,253

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd.
3.25%, 08/08/31(a)	$3,855	$3,341,757
4.38%, 06/18/30(a)	4,354	4,094,281
		62,149,845
Machinery — 0.9%
AGCO Corp., 5.80%, 03/21/34(a)	4,315	4,327,183
Caterpillar Inc.
1.90%, 03/12/31(a)	3,363	2,929,762
5.20%, 05/15/35	10,435	10,472,432
Deere & Co.
5.45%, 01/16/35	8,010	8,206,477
7.13%, 03/03/31	1,840	2,085,813
Flowserve Corp.
2.80%, 01/15/32	3,179	2,691,625
3.50%, 10/01/30	3,219	2,972,535
IDEX Corp., 2.63%, 06/15/31(a)	3,253	2,854,109
Ingersoll Rand Inc.
5.31%, 06/15/31(a)	3,260	3,336,470
5.45%, 06/15/34	4,453	4,496,635
5.70%, 08/14/33	6,275	6,458,052
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,673	3,131,496
2.00%, 06/17/31	3,848	3,333,688
3.90%, 06/07/32(a)	3,066	2,915,503
4.35%, 09/15/32	3,704	3,621,752
4.40%, 09/08/31	7,290	7,213,947
4.70%, 06/10/30	6,035	6,089,076
4.90%, 03/07/31(a)	5,215	5,292,403
5.10%, 04/11/34	6,140	6,174,085
5.15%, 09/08/33(a)	6,060	6,168,076
Series 1, 5.05%, 06/12/34(a)	4,865	4,870,226
Nordson Corp., 5.80%, 09/15/33	3,205	3,332,842
nVent Finance SARL
2.75%, 11/15/31(a)	1,830	1,562,491
5.65%, 05/15/33(a)	3,131	3,125,220
Otis Worldwide Corp., 5.13%, 11/19/31	3,209	3,253,519
Rockwell Automation Inc., 1.75%, 08/15/31	3,011	2,554,946
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	4,905	4,915,205
5.61%, 03/11/34	3,130	3,190,565
Xylem Inc./New York, 2.25%, 01/30/31(a)	5,318	4,655,753
		126,231,886
Manufacturing — 0.4%
3M Co., 5.15%, 03/15/35	3,734	3,693,497
Carlisle Companies Inc., 2.20%, 03/01/32	3,465	2,891,446
Eaton Corp.
4.00%, 11/02/32	4,315	4,101,254
4.15%, 03/15/33(a)	7,885	7,547,469
Parker-Hannifin Corp., 4.20%, 11/21/34(a)	645	604,123
Pentair Finance SARL, 5.90%, 07/15/32	2,540	2,618,131
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(b)	10,657	9,386,467
Siemens Funding BV
4.90%, 05/28/32(b)	5,600	5,619,656
5.20%, 05/28/35(b)	4,790	4,807,723
Teledyne Technologies Inc., 2.75%, 04/01/31	6,280	5,587,776
Textron Inc.
2.45%, 03/15/31(a)	3,143	2,741,154
3.00%, 06/01/30	3,933	3,596,636
5.50%, 05/15/35(a)	4,175	4,155,808
Security	Par (000)	Value
Manufacturing (continued)
6.10%, 11/15/33(a)	$2,210	$2,310,024
		59,661,164
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	6,681	5,507,191
2.80%, 04/01/31	10,219	8,972,811
4.40%, 04/01/33	6,235	5,751,205
6.55%, 06/01/34(a)	9,214	9,639,404
6.65%, 02/01/34	6,055	6,364,846
Comcast Corp.
1.50%, 02/15/31(a)	10,878	9,166,286
1.95%, 01/15/31(a)	9,423	8,155,698
4.20%, 08/15/34	6,230	5,791,043
4.25%, 10/15/30	9,096	8,959,529
4.25%, 01/15/33	10,392	9,890,649
4.65%, 02/15/33(a)	7,496	7,349,843
4.80%, 05/15/33	6,098	5,992,622
4.95%, 05/15/32	4,405	4,429,495
5.30%, 06/01/34(a)	7,827	7,900,217
5.30%, 05/15/35	5,745	5,756,819
5.50%, 11/15/32(a)	6,059	6,280,657
7.05%, 03/15/33	4,533	5,105,683
Cox Communications Inc.
1.80%, 10/01/30(b)	4,577	3,872,267
2.60%, 06/15/31(a)(b)	4,997	4,315,568
4.80%, 02/01/35(a)(b)	3,885	3,579,467
5.45%, 09/01/34(b)	4,485	4,363,949
5.70%, 06/15/33(a)(b)	4,471	4,453,737
FactSet Research Systems Inc., 3.45%, 03/01/32	3,338	3,009,767
Fox Corp., 6.50%, 10/13/33	7,691	8,236,154
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,885	2,010,146
News Corp., 5.13%, 02/15/32(a)(b)	865	831,700
Paramount Global
4.20%, 05/19/32	5,550	5,002,379
4.95%, 01/15/31(a)	6,048	5,855,650
5.50%, 05/15/33	910	868,130
7.88%, 07/30/30	5,105	5,628,432
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	6,015	6,908,362
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	3,204	3,633,255
Videotron Ltd., 5.70%, 01/15/35(b)	4,705	4,640,268
Walt Disney Co. (The)
2.65%, 01/13/31	15,579	14,193,903
6.20%, 12/15/34(a)	3,955	4,353,985
6.55%, 03/15/33(a)	2,290	2,554,672
		209,325,789
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32	2,455	2,258,829
Mining — 1.5%
Anglo American Capital PLC
2.63%, 09/10/30(b)	6,359	5,647,635
2.88%, 03/17/31(a)(b)	3,589	3,178,345
5.50%, 05/02/33(b)	5,450	5,439,944
5.75%, 04/05/34(a)(b)	5,755	5,804,450
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,940	4,563,340

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Antofagasta PLC
2.38%, 10/14/30(b)	$3,325	$2,871,109
5.63%, 05/13/32(b)	1,520	1,532,981
6.25%, 05/02/34(a)(b)	4,244	4,322,047
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	4,890	4,848,833
5.13%, 02/21/32	5,105	5,161,889
5.25%, 09/08/30	6,177	6,349,368
5.25%, 09/08/33	8,645	8,717,268
5.30%, 02/21/35	7,877	7,883,989
Corp. Nacional del Cobre de Chile
3.75%, 01/15/31(b)	6,705	6,143,846
5.13%, 02/02/33(b)	6,765	6,473,537
5.95%, 01/08/34(a)(b)	7,267	7,274,344
6.33%, 01/13/35(b)	4,825	4,918,122
Freeport Indonesia PT, 5.32%, 04/14/32(b)	11,855	11,699,926
Freeport-McMoRan Inc.
4.63%, 08/01/30	4,230	4,152,960
5.40%, 11/14/34(a)	4,420	4,407,218
Glencore Funding LLC
2.50%, 09/01/30(b)	6,120	5,428,057
2.63%, 09/23/31(b)	4,845	4,186,727
2.85%, 04/27/31(b)	4,067	3,604,738
5.63%, 04/04/34(a)(b)	7,525	7,568,415
5.67%, 04/01/35(a)(b)	7,345	7,364,801
5.70%, 05/08/33(a)(b)	2,938	2,990,470
6.38%, 10/06/30(a)(b)	4,765	5,053,932
6.50%, 10/06/33(a)(b)	5,800	6,202,833
Kinross Gold Corp., 6.25%, 07/15/33	2,786	2,936,679
Minera Mexico SA de CV, 5.63%, 02/12/32(b)	370	365,948
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	3,488	3,295,698
Newmont Corp.
2.25%, 10/01/30	5,432	4,859,282
2.60%, 07/15/32(a)	4,981	4,347,857
5.88%, 04/01/35(a)	2,910	3,059,034
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	6,065	6,124,688
Nexa Resources SA, 6.75%, 04/09/34(a)(b)	3,275	3,360,543
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	3,845	3,947,707
Rio Tinto Alcan Inc.
6.13%, 12/15/33	4,488	4,801,505
7.25%, 03/15/31	3,012	3,392,864
Rio Tinto Finance USA PLC
5.00%, 03/14/32	4,510	4,527,936
5.00%, 03/09/33(a)	3,992	3,988,287
5.25%, 03/14/35(a)	11,340	11,306,056
South32 Treasury Ltd., 4.35%, 04/14/32(b)	4,677	4,306,950
Vale Canada Ltd., 7.20%, 09/15/32(a)	1,844	1,967,364
Windfall Mining Group Inc. / Groupe Minier Windfall Inc., 5.85%, 05/13/32(b)	3,170	3,163,784
Yamana Gold Inc., 2.63%, 08/15/31	3,428	2,990,788
		226,534,094
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	6,321	5,731,368
5.55%, 08/22/34(a)	2,095	2,063,730
		7,795,098
Security	Par (000)	Value
Oil & Gas — 4.3%
Adnoc Murban Rsc Ltd., 4.50%, 09/11/34(a)(b)	$6,285	$6,033,851
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(b)	8,125	8,013,688
Aker BP ASA
3.10%, 07/15/31(b)	6,714	5,849,804
4.00%, 01/15/31(b)	5,180	4,803,648
5.13%, 10/01/34(a)(b)	5,065	4,750,454
6.00%, 06/13/33(a)(b)	6,259	6,291,141
APA Corp., 6.10%, 02/15/35(b)	2,125	2,002,837
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	5,992	5,205,515
2.72%, 01/12/32(a)	12,770	11,222,542
4.81%, 02/13/33	13,780	13,525,295
4.89%, 09/11/33	9,198	9,042,337
4.99%, 04/10/34(a)	6,275	6,191,182
5.23%, 11/17/34(a)	11,981	11,929,457
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(a)(c)(d)	12,921	12,400,885
6.45%, (5-year CMT + 2.153%)(a)(c)(d)	6,715	6,755,861
Burlington Resources LLC, 7.20%, 08/15/31(a)	2,873	3,234,921
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,018	2,735,265
5.40%, 12/15/34(b)	4,745	4,609,732
5.85%, 02/01/35	1,805	1,795,190
6.45%, 06/30/33	2,365	2,485,408
7.20%, 01/15/32(a)	2,999	3,254,457
Cenovus Energy Inc., 2.65%, 01/15/32(a)	3,720	3,154,189
Chevron USA Inc.
4.82%, 04/15/32(a)	4,785	4,827,498
4.98%, 04/15/35(a)	5,600	5,585,584
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	105,057
Conoco Funding Co., 7.25%, 10/15/31(a)	165	186,260
ConocoPhillips Co.
4.85%, 01/15/32(a)	4,887	4,873,049
5.00%, 01/15/35	7,730	7,549,182
5.05%, 09/15/33(a)	6,615	6,615,817
5.90%, 10/15/32(a)	3,275	3,480,384
Continental Resources Inc./OK
2.88%, 04/01/32(b)	5,405	4,421,482
5.75%, 01/15/31(b)	9,478	9,435,704
Coterra Energy Inc.
5.40%, 02/15/35	4,895	4,746,669
5.60%, 03/15/34	3,280	3,252,472
Devon Energy Corp.
5.20%, 09/15/34(a)	7,860	7,442,590
7.88%, 09/30/31(a)	4,765	5,403,062
7.95%, 04/15/32(a)	2,476	2,794,770
Diamondback Energy Inc.
3.13%, 03/24/31(a)	5,513	4,975,622
5.40%, 04/18/34	8,070	7,919,682
5.55%, 04/01/35(a)	7,355	7,255,043
6.25%, 03/15/33	6,778	7,068,741
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	3,095	2,697,262
5.95%, 07/30/34(b)	1,780	1,784,471
6.15%, 05/10/33(b)	4,790	4,849,180
Eni SpA
5.50%, 05/15/34(b)	6,105	6,054,382
5.75%, 05/19/35(b)	5,390	5,397,483
EOG Resources Inc., 3.90%, 04/01/35(a)	2,440	2,197,766
EQT Corp.
3.63%, 05/15/31(a)(b)	3,533	3,221,751

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.75%, 01/15/31(a)(b)	$550	$532,066
5.75%, 02/01/34(a)	4,720	4,751,498
Equinor ASA, 5.13%, 06/03/35	3,850	3,860,032
Expand Energy Corp.
4.75%, 02/01/32	7,395	6,971,442
5.70%, 01/15/35	4,795	4,733,613
Exxon Mobil Corp., 2.61%, 10/15/30	12,205	11,189,789
Harbour Energy PLC, 6.33%, 04/01/35(b)	5,250	5,059,149
Helmerich & Payne Inc.
2.90%, 09/29/31(a)	3,885	3,169,081
5.50%, 12/01/34(a)(b)	3,445	3,045,643
Hess Corp.
7.13%, 03/15/33	3,465	3,861,736
7.30%, 08/15/31	4,459	4,986,960
HF Sinclair Corp.
4.50%, 10/01/30(a)	2,229	2,133,755
5.75%, 01/15/31(a)	3,000	3,016,388
6.25%, 01/15/35(a)	4,570	4,487,691
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)(b)	5,585	4,689,780
Marathon Petroleum Corp., 5.70%, 03/01/35(a)	5,550	5,489,136
Occidental Petroleum Corp.
5.38%, 01/01/32	6,265	6,047,556
5.55%, 10/01/34(a)	7,495	7,084,379
6.13%, 01/01/31(a)	7,300	7,431,918
6.63%, 09/01/30	9,042	9,416,465
7.50%, 05/01/31	5,165	5,559,492
7.88%, 09/15/31(a)	3,323	3,653,938
8.88%, 07/15/30(a)	6,283	7,063,638
ORLEN SA, 6.00%, 01/30/35(b)	5,755	5,820,722
Ovintiv Inc.
6.25%, 07/15/33(a)	4,040	4,045,439
6.50%, 08/15/34(a)	3,900	3,908,423
7.20%, 11/01/31(a)	2,395	2,542,878
7.38%, 11/01/31	3,270	3,492,277
8.13%, 09/15/30(a)	2,090	2,331,314
Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,610	2,606,868
Pertamina Persero PT
2.30%, 02/09/31(a)(b)	6,825	5,875,908
3.10%, 08/27/30(b)	6,030	5,510,214
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	10,950	9,379,787
4.95%, 01/03/31(b)	885	894,838
5.34%, 04/03/35(b)	11,245	11,396,318
Phillips 66
2.15%, 12/15/30	5,394	4,684,425
4.65%, 11/15/34(a)	5,310	4,981,676
Phillips 66 Co.
4.95%, 03/15/35(a)	3,710	3,536,104
5.25%, 06/15/31(a)	7,585	7,678,873
5.30%, 06/30/33(a)	5,933	5,906,391
Pioneer Natural Resources Co.
1.90%, 08/15/30(a)	6,344	5,555,313
2.15%, 01/15/31	5,309	4,648,407
Qatar Energy, 2.25%, 07/12/31(b)	21,815	18,990,350
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	4,440	4,111,767
6.45%, 03/05/34(b)	8,590	8,505,887
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	9,600	8,399,985
Security	Par (000)	Value
Oil & Gas (continued)
SA Global Sukuk Ltd.
2.69%, 06/17/31(b)	$21,420	$18,931,189
4.75%, 10/02/34(a)(b)	8,445	8,195,450
Santos Finance Ltd.
3.65%, 04/29/31(a)(b)	7,249	6,527,699
6.88%, 09/19/33(b)	5,340	5,610,135
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	15,155	13,327,398
5.25%, 07/17/34(b)	11,820	11,782,885
Shell Finance U.S. Inc., 4.13%, 05/11/35(a)	6,850	6,362,045
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(a)(b)	9,430	8,538,582
Suncor Energy Inc.
5.95%, 12/01/34	3,260	3,300,798
7.15%, 02/01/32(a)	3,615	3,909,101
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(b)	3,998	3,492,245
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,648	2,274,142
TotalEnergies Capital SA
4.72%, 09/10/34(a)	4,730	4,620,198
5.15%, 04/05/34(a)	7,750	7,806,108
Valero Energy Corp.
2.80%, 12/01/31	3,155	2,752,295
7.50%, 04/15/32(a)	4,660	5,250,421
Var Energi ASA
6.50%, 05/22/35(b)	4,670	4,714,365
8.00%, 11/15/32(a)(b)	6,098	6,744,738
Woodside Finance Ltd.
5.10%, 09/12/34	7,715	7,249,745
5.70%, 05/19/32	165	164,737
6.00%, 05/19/35	4,990	4,955,767
		648,977,974
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.
2.65%, 06/26/30(a)(b)	3,552	3,225,569
4.85%, 05/15/33(a)(b)	2,565	2,477,680
5.00%, 06/01/34(a)(b)	2,660	2,579,208
Schlumberger Investment SA, 2.65%, 06/26/30	3,113	2,826,913
		11,109,370
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33(a)	3,120	3,186,607
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	3,043	2,728,361
2.69%, 05/25/31	5,588	4,930,716
5.50%, 03/17/35(b)	4,420	4,374,269
AptarGroup Inc., 3.60%, 03/15/32	2,305	2,107,098
Berry Global Inc.
5.65%, 01/15/34	5,660	5,701,398
5.80%, 06/15/31	5,280	5,480,825
CCL Industries Inc., 3.05%, 06/01/30(a)(b)	3,663	3,339,484
Packaging Corp. of America, 5.70%, 12/01/33(a)	2,130	2,181,814
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	7,196	7,204,923
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	2,260	2,250,300
Sonoco Products Co.
2.85%, 02/01/32(a)	3,152	2,735,361
5.00%, 09/01/34(a)	4,380	4,162,348
WestRock MWV LLC, 7.95%, 02/15/31	2,355	2,684,652

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo Inc.
3.00%, 06/15/33(a)	$3,355	$2,878,227
4.20%, 06/01/32	3,208	3,028,126
		58,974,509
Pharmaceuticals — 3.1%
AbbVie Inc.
4.50%, 05/14/35	16,525	15,713,525
4.55%, 03/15/35	10,585	10,105,635
4.95%, 03/15/31	12,490	12,692,689
5.05%, 03/15/34(a)	18,030	18,082,362
5.20%, 03/15/35	7,157	7,188,767
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	4,924	4,344,363
4.88%, 03/03/33	3,095	3,108,892
4.90%, 02/26/31(a)	6,110	6,224,075
5.00%, 02/26/34	8,920	8,979,144
AstraZeneca PLC, 1.38%, 08/06/30	7,924	6,796,571
Bayer U.S. Finance II LLC, 4.20%, 07/15/34(a)(b)	1,265	1,123,505
Bayer U.S. Finance LLC
6.38%, 11/21/30(b)	7,650	8,051,785
6.50%, 11/21/33(a)(b)	10,545	10,979,559
Becton Dickinson & Co.
1.96%, 02/11/31(a)	6,538	5,607,181
4.30%, 08/22/32(a)	3,279	3,123,118
5.11%, 02/08/34(a)	3,574	3,521,555
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	7,627	6,522,568
2.95%, 03/15/32(a)	10,860	9,709,048
5.10%, 02/22/31	8,040	8,230,971
5.20%, 02/22/34	14,756	14,868,895
5.75%, 02/01/31(a)	6,100	6,453,957
5.90%, 11/15/33(a)	5,975	6,335,789
Cardinal Health Inc.
5.35%, 11/15/34	5,770	5,757,930
5.45%, 02/15/34(a)	3,000	3,029,209
Cencora Inc.
2.70%, 03/15/31	6,169	5,503,760
5.13%, 02/15/34	3,005	2,989,567
5.15%, 02/15/35	4,205	4,169,093
CVS Health Corp.
1.75%, 08/21/30(a)	7,499	6,377,530
1.88%, 02/28/31(a)	7,506	6,306,361
2.13%, 09/15/31(a)	6,349	5,315,649
5.25%, 01/30/31(a)	4,521	4,558,778
5.25%, 02/21/33	10,491	10,337,092
5.30%, 06/01/33	8,606	8,495,281
5.55%, 06/01/31	6,225	6,362,234
5.70%, 06/01/34	7,455	7,497,612
Eli Lilly & Co.
4.60%, 08/14/34	7,190	7,009,247
4.70%, 02/27/33(a)	5,993	5,971,374
4.70%, 02/09/34	8,880	8,739,812
4.90%, 02/12/32	4,895	4,970,895
5.10%, 02/12/35	8,326	8,377,336
GlaxoSmithKline Capital Inc.
4.88%, 04/15/35	4,805	4,714,134
5.38%, 04/15/34	2,215	2,271,779
Johnson & Johnson
1.30%, 09/01/30	10,814	9,310,466
4.38%, 12/05/33(a)	3,560	3,512,068
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 03/01/32	$7,045	$7,165,699
4.90%, 06/01/31(a)	7,400	7,594,015
4.95%, 05/15/33	2,510	2,569,104
4.95%, 06/01/34(a)	4,835	4,940,247
5.00%, 03/01/35	7,545	7,612,173
McKesson Corp.
4.95%, 05/30/32	4,105	4,116,678
5.10%, 07/15/33(a)	3,961	4,009,328
5.25%, 05/30/35	4,435	4,445,346
Merck & Co. Inc.
1.45%, 06/24/30(a)	7,367	6,373,678
2.15%, 12/10/31	12,709	10,971,406
4.50%, 05/17/33(a)	9,383	9,219,808
6.50%, 12/01/33(a)	1,930	2,154,424
Novartis Capital Corp.
2.20%, 08/14/30(a)	9,222	8,302,378
4.00%, 09/18/31	5,765	5,611,597
4.20%, 09/18/34	6,180	5,851,741
Pfizer Inc., 1.75%, 08/18/31(a)	6,799	5,806,440
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	30,133	29,630,074
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34(a)	6,285	6,283,438
Viatris Inc., 2.70%, 06/22/30	8,723	7,629,866
Wyeth LLC, 6.50%, 02/01/34(a)	4,610	5,067,658
Zoetis Inc., 5.60%, 11/16/32	4,703	4,904,628
		459,600,887
Pipelines — 3.6%
Boardwalk Pipelines LP
3.40%, 02/15/31	3,337	3,048,964
3.60%, 09/01/32	3,357	2,979,299
5.63%, 08/01/34	3,445	3,417,027
Cameron LNG LLC
2.90%, 07/15/31(b)	5,452	4,867,471
3.30%, 01/15/35(b)	3,270	2,742,584
Cheniere Energy Inc., 5.65%, 04/15/34	9,470	9,450,323
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	7,687	6,744,675
4.00%, 03/01/31	9,230	8,648,453
5.75%, 08/15/34	7,950	7,978,350
5.95%, 06/30/33	8,992	9,200,575
Colonial Pipeline Co., 7.63%, 04/15/32(b)	1,335	1,497,204
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(a)(b)	2,874	2,818,411
5.68%, 01/15/34(a)(b)	3,105	3,070,407
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(a)(b)	3,420	3,349,870
5.93%, 08/15/30(b)	4,475	4,649,502
6.04%, 11/15/33(a)(b)	9,130	9,397,574
DCP Midstream Operating LP
3.25%, 02/15/32	3,265	2,825,461
8.13%, 08/16/30(a)	1,905	2,194,614
DT Midstream Inc.
4.30%, 04/15/32(b)	4,140	3,807,428
4.38%, 06/15/31(a)(b)	335	312,851
5.80%, 12/15/34(a)(b)	2,510	2,489,589
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	4,455	4,544,491
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(a)(b)	1,999	1,763,872
8.38%, 06/15/32	1,805	2,074,653

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
2.50%, 08/01/33	$6,068	$4,940,349
5.63%, 04/05/34	7,615	7,688,308
5.70%, 03/08/33(a)	14,090	14,370,616
6.20%, 11/15/30	4,965	5,257,459
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)(c)	4,250	4,269,560
7.63%, 01/15/83, (5-year CMT + 4.418%)(a)(c)	3,510	3,633,856
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(c)	7,670	8,322,863
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	5,973	5,770,433
Energy Transfer LP
4.90%, 03/15/35(a)	3,285	3,074,215
5.55%, 05/15/34(a)	7,692	7,637,939
5.60%, 09/01/34	7,617	7,580,387
5.70%, 04/01/35(a)	7,595	7,574,584
5.75%, 02/15/33	9,187	9,368,922
6.40%, 12/01/30	6,027	6,407,475
6.55%, 12/01/33	9,085	9,649,534
7.38%, 02/01/31(b)	5,450	5,707,881
Enterprise Products Operating LLC
4.85%, 01/31/34	6,155	6,041,012
4.95%, 02/15/35(a)	7,310	7,144,617
5.35%, 01/31/33	6,193	6,313,251
Series D, 6.88%, 03/01/33	3,225	3,562,441
Series H, 6.65%, 10/15/34(a)	1,567	1,703,487
Series J, 5.75%, 03/01/35(a)	1,584	1,617,523
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(a)(b)	5,505	4,813,896
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(a)(b)	4,287	3,636,679
2.55%, 07/01/30(a)(b)	3,004	2,682,637
5.75%, 07/15/35(b)	2,060	2,072,869
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	2,529	2,215,628
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	3,125	3,158,673
7.30%, 08/15/33	2,730	3,018,831
7.40%, 03/15/31	1,972	2,199,113
7.75%, 03/15/32	1,985	2,236,618
Kinder Morgan Inc.
2.00%, 02/15/31(a)	4,671	4,017,567
4.80%, 02/01/33(a)	4,783	4,619,386
5.20%, 06/01/33	9,291	9,169,440
5.30%, 12/01/34	4,740	4,635,169
5.40%, 02/01/34(a)	6,350	6,325,506
5.85%, 06/01/35	820	831,062
7.75%, 01/15/32	6,194	7,028,880
7.80%, 08/01/31	3,418	3,885,510
MPLX LP
2.65%, 08/15/30	9,149	8,186,732
4.95%, 09/01/32	6,065	5,900,083
5.00%, 03/01/33	6,945	6,739,906
5.40%, 04/01/35	6,550	6,381,223
5.50%, 06/01/34(a)	10,099	9,955,239
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5,295	4,629,631
ONEOK Inc.
3.25%, 06/01/30(a)	3,053	2,821,586
4.75%, 10/15/31(a)	4,300	4,197,363
Security	Par (000)	Value
Pipelines (continued)
5.05%, 11/01/34	$10,205	$9,723,312
5.65%, 09/01/34	3,335	3,312,596
5.80%, 11/01/30	3,003	3,110,355
6.05%, 09/01/33	9,507	9,754,390
6.10%, 11/15/32(a)	4,715	4,904,786
6.35%, 01/15/31(a)	3,709	3,914,286
6.50%, 09/01/30(a)(b)	4,185	4,425,604
Plains All American Pipeline LP, 5.95%, 06/15/35	2,870	2,865,380
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/30	4,827	4,558,021
5.70%, 09/15/34	4,120	4,088,745
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(a)(b)	2,972	2,460,180
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	7,695	7,406,807
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	1,397	1,562,430
Targa Resources Corp.
4.20%, 02/01/33	4,665	4,263,979
5.50%, 02/15/35	4,915	4,808,495
5.55%, 08/15/35	5,575	5,466,569
6.13%, 03/15/33	5,553	5,719,355
6.50%, 03/30/34	6,238	6,559,220
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,695	6,122,025
4.88%, 02/01/31	7,000	6,826,540
Texas Eastern Transmission LP, 7.00%, 07/15/32	2,908	3,176,539
TransCanada PipeLines Ltd.
2.50%, 10/12/31	1,525	1,302,879
4.63%, 03/01/34	7,745	7,292,357
5.60%, 03/31/34(a)	2,415	2,408,385
Transcanada Trust, 5.60%, 03/07/82, (5-year CMT + 3.986%)(a)(c)	5,086	4,782,991
Western Midstream Operating LP
5.45%, 11/15/34	5,130	4,924,287
6.15%, 04/01/33	4,753	4,854,795
Whistler Pipeline LLC
5.70%, 09/30/31(b)	1,665	1,672,736
5.95%, 09/30/34(b)	5,235	5,209,507
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	8,999	7,963,012
3.50%, 11/15/30	5,990	5,605,210
4.65%, 08/15/32	6,132	5,934,532
5.15%, 03/15/34	8,010	7,867,110
5.60%, 03/15/35	6,280	6,338,236
5.65%, 03/15/33	4,608	4,718,283
7.75%, 06/15/31	1,697	1,914,563
8.75%, 03/15/32	2,921	3,481,492
Series A, 7.50%, 01/15/31(a)	2,252	2,537,051
		540,706,627
Private Equity — 0.1%
Apollo Management Holdings LP, 2.65%, 06/05/30(a)(b)	3,868	3,488,016
EQT AB, 5.85%, 05/08/35(b)	2,850	2,843,658
		6,331,674

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.2%
Brookfield Corp., 7.38%, 03/01/33(a)	$240	$263,475
CBRE Services Inc.
2.50%, 04/01/31(a)	3,653	3,186,885
5.50%, 06/15/35	2,125	2,093,921
5.95%, 08/15/34	6,070	6,273,580
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(a)(b)	2,695	2,331,222
CoStar Group Inc., 2.80%, 07/15/30(b)	6,112	5,420,396
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)	440	375,752
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	6,335	5,483,345
		25,428,576
Real Estate Investment Trusts — 4.7%
Agree LP
2.60%, 06/15/33	1,450	1,181,946
2.90%, 10/01/30	2,235	2,029,506
4.80%, 10/01/32(a)	1,215	1,179,525
5.60%, 06/15/35(a)	1,755	1,760,948
5.63%, 06/15/34	2,450	2,470,619
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	5,134	3,997,558
2.00%, 05/18/32	9,600	7,746,526
2.95%, 03/15/34	5,400	4,435,829
3.38%, 08/15/31	4,345	3,931,113
4.70%, 07/01/30	2,680	2,631,606
4.75%, 04/15/35(a)	2,270	2,113,289
4.90%, 12/15/30(a)	4,048	4,011,887
American Assets Trust LP
3.38%, 02/01/31	3,395	2,970,254
6.15%, 10/01/34(a)	3,140	3,072,135
American Homes 4 Rent LP
2.38%, 07/15/31(a)	2,533	2,173,248
3.63%, 04/15/32(a)	3,166	2,874,031
5.25%, 03/15/35(a)	3,055	2,982,670
5.50%, 02/01/34	4,055	4,046,743
5.50%, 07/15/34	2,905	2,893,059
American Tower Corp.
1.88%, 10/15/30	4,822	4,141,048
2.10%, 06/15/30	4,374	3,844,198
2.30%, 09/15/31	4,551	3,897,670
2.70%, 04/15/31	4,703	4,162,689
4.05%, 03/15/32(a)	4,069	3,838,583
5.35%, 03/15/35(a)	4,680	4,699,773
5.40%, 01/31/35(a)	4,180	4,209,629
5.45%, 02/15/34	4,126	4,166,231
5.55%, 07/15/33	5,402	5,498,129
5.65%, 03/15/33(a)	4,937	5,072,411
5.90%, 11/15/33	4,830	5,035,532
Americold Realty Operating Partnership LP
5.41%, 09/12/34(a)	3,240	3,113,109
5.60%, 05/15/32	2,610	2,590,002
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	6,570	5,577,462
2.45%, 01/15/31	3,606	3,199,554
5.00%, 02/15/33(a)	1,420	1,413,126
5.30%, 12/07/33(a)	2,010	2,038,159
5.35%, 06/01/34	1,775	1,802,046
Boston Properties LP
2.45%, 10/01/33(a)	6,280	4,923,158
2.55%, 04/01/32	7,503	6,207,264
3.25%, 01/30/31(a)	7,488	6,749,392
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 01/15/35(a)	$3,895	$3,853,541
6.50%, 01/15/34(a)	5,655	5,948,063
Brixmor Operating Partnership LP
2.50%, 08/16/31(a)	2,905	2,498,025
4.05%, 07/01/30(a)	4,840	4,637,014
5.20%, 04/01/32	350	347,989
5.50%, 02/15/34	2,240	2,233,624
5.75%, 02/15/35(a)	2,480	2,505,986
Broadstone Net Lease LLC, 2.60%, 09/15/31(a)	2,162	1,814,280
Camden Property Trust, 4.90%, 01/15/34(a)	2,050	2,013,287
COPT Defense Properties LP
2.75%, 04/15/31(a)	3,471	3,012,612
2.90%, 12/01/33	1,755	1,415,579
Cousins Properties LP
5.38%, 02/15/32(a)	1,235	1,227,002
5.88%, 10/01/34(a)	2,885	2,911,646
Crown Castle Inc.
2.10%, 04/01/31	6,281	5,306,010
2.25%, 01/15/31	7,065	6,082,265
2.50%, 07/15/31(a)	5,010	4,300,888
3.30%, 07/01/30	4,493	4,154,588
5.10%, 05/01/33	5,096	4,993,564
5.20%, 09/01/34(a)	4,355	4,247,455
5.80%, 03/01/34	4,736	4,834,189
CubeSmart LP
2.00%, 02/15/31(a)	2,355	2,011,369
2.50%, 02/15/32	2,810	2,379,652
DOC DR LLC, 2.63%, 11/01/31	2,915	2,523,596
EPR Properties, 3.60%, 11/15/31	1,835	1,637,567
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,405	4,468,819
Equinix Inc.
2.15%, 07/15/30	6,689	5,907,031
2.50%, 05/15/31	8,618	7,569,279
3.90%, 04/15/32	11,478	10,780,363
ERP Operating LP
1.85%, 08/01/31(a)	4,722	4,012,342
4.65%, 09/15/34	3,600	3,430,379
4.95%, 06/15/32	3,330	3,316,635
Essential Properties LP, 2.95%, 07/15/31	2,244	1,963,076
Essex Portfolio LP
1.65%, 01/15/31	1,850	1,550,961
2.55%, 06/15/31(a)	1,802	1,582,658
2.65%, 03/15/32	3,665	3,142,188
5.38%, 04/01/35(a)	2,435	2,424,862
5.50%, 04/01/34(a)	2,850	2,863,412
Extra Space Storage LP
2.20%, 10/15/30	2,431	2,113,315
2.35%, 03/15/32(a)	3,685	3,072,032
2.40%, 10/15/31(a)	3,499	2,978,665
2.55%, 06/01/31	2,690	2,331,500
5.35%, 01/15/35(a)	2,155	2,123,496
5.40%, 02/01/34	3,375	3,355,329
5.40%, 06/15/35	3,000	2,943,870
5.50%, 07/01/30	4,845	4,964,763
5.90%, 01/15/31	3,645	3,802,312
Federal Realty OP LP, 3.50%, 06/01/30	2,439	2,303,991
First Industrial LP, 5.25%, 01/15/31(a)	1,875	1,877,042
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,996	4,322,104
4.00%, 01/15/31	4,394	4,085,616

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.63%, 09/15/34	$4,480	$4,370,040
6.75%, 12/01/33	2,415	2,537,168
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	690	669,102
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(a)(b)	3,310	3,245,620
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	1,265	1,126,291
Healthcare Realty Holdings LP
2.00%, 03/15/31(a)	5,007	4,208,536
2.05%, 03/15/31	2,030	1,668,993
Healthpeak OP LLC
2.88%, 01/15/31(a)	3,913	3,513,271
5.25%, 12/15/32(a)	4,234	4,228,381
5.38%, 02/15/35(a)	3,095	3,063,159
Highwoods Realty LP
2.60%, 02/01/31	2,025	1,719,188
7.65%, 02/01/34	355	391,089
Host Hotels & Resorts LP
5.50%, 04/15/35	4,305	4,142,580
5.70%, 06/15/32	1,560	1,551,641
5.70%, 07/01/34(a)	3,570	3,510,666
Series I, 3.50%, 09/15/30	8,165	7,437,465
Series J, 2.90%, 12/15/31	3,945	3,378,042
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	3,774	3,159,615
2.70%, 01/15/34	1,930	1,564,793
4.15%, 04/15/32(a)	3,030	2,822,688
4.88%, 02/01/35	2,740	2,607,049
5.45%, 08/15/30(a)	2,705	2,774,352
5.50%, 08/15/33(a)	1,898	1,892,570
Kilroy Realty LP
2.50%, 11/15/32	4,085	3,211,981
2.65%, 11/15/33	2,675	2,053,710
Kimco Realty OP LLC
2.25%, 12/01/31(a)	3,137	2,670,599
2.70%, 10/01/30(a)	5,237	4,747,056
3.20%, 04/01/32	3,305	2,949,462
4.60%, 02/01/33(a)	3,295	3,184,105
4.85%, 03/01/35(a)	3,015	2,894,529
6.40%, 03/01/34	2,678	2,865,262
Kite Realty Group LP
4.95%, 12/15/31	2,010	1,982,716
5.50%, 03/01/34(a)	1,660	1,651,361
Kite Realty Group Trust, 4.75%, 09/15/30(a)	2,390	2,354,289
LXP Industrial Trust
2.38%, 10/01/31	2,395	1,994,486
2.70%, 09/15/30	2,406	2,117,033
Mid-America Apartments LP
1.70%, 02/15/31	2,942	2,494,779
4.95%, 03/01/35(a)	2,150	2,098,731
5.00%, 03/15/34(a)	1,745	1,736,913
5.30%, 02/15/32(a)	2,325	2,373,874
National Health Investors Inc., 3.00%, 02/01/31	2,493	2,175,859
NNN REIT Inc.
5.50%, 06/15/34(a)	2,655	2,658,177
5.60%, 10/15/33	2,675	2,712,393
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	3,677	3,108,534
3.38%, 02/01/31	4,245	3,829,947
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	$1,895	$1,613,418
4.95%, 01/15/35	1,995	1,899,538
5.75%, 07/15/34(a)	1,890	1,904,225
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	1,355	1,089,201
3.15%, 08/15/30(a)	2,764	2,435,966
Prologis LP
1.25%, 10/15/30(a)	7,425	6,276,432
1.63%, 03/15/31	2,480	2,099,226
1.75%, 07/01/30	1,781	1,546,997
1.75%, 02/01/31(a)	5,604	4,801,913
2.25%, 01/15/32	4,521	3,866,460
4.63%, 01/15/33(a)	5,190	5,082,993
4.75%, 01/15/31	4,645	4,659,578
4.75%, 06/15/33	4,445	4,359,406
5.00%, 03/15/34	4,710	4,640,720
5.00%, 01/31/35	3,930	3,860,098
5.13%, 01/15/34(a)	4,254	4,258,149
5.25%, 05/15/35	4,325	4,300,973
Prologis Targeted U.S. Logistics Fund LP
5.25%, 01/15/35(b)	2,690	2,656,701
5.50%, 04/01/34(a)(b)	2,720	2,740,263
Public Storage Operating Co.
2.25%, 11/09/31(a)	3,140	2,704,439
2.30%, 05/01/31	3,528	3,094,478
5.10%, 08/01/33(a)	3,825	3,878,739
Rayonier LP, 2.75%, 05/17/31	3,423	2,988,462
Realty Income Corp.
1.80%, 03/15/33	1,970	1,556,796
2.70%, 02/15/32(a)	1,891	1,644,888
2.85%, 12/15/32(a)	3,855	3,327,722
3.20%, 02/15/31(a)	2,891	2,655,332
3.25%, 01/15/31	5,482	5,063,552
4.90%, 07/15/33(a)	3,340	3,279,327
5.13%, 02/15/34(a)	4,605	4,587,045
5.13%, 04/15/35	4,010	3,964,096
5.63%, 10/13/32	4,230	4,374,706
5.88%, 03/15/35(a)	1,585	1,632,587
Regency Centers LP
3.70%, 06/15/30	3,563	3,410,694
5.00%, 07/15/32	2,110	2,106,171
5.10%, 01/15/35	1,195	1,178,757
5.25%, 01/15/34(a)	2,195	2,197,205
Rexford Industrial Realty LP
2.13%, 12/01/30	2,478	2,123,979
2.15%, 09/01/31(a)	5,575	4,693,954
Sabra Health Care LP, 3.20%, 12/01/31	4,438	3,865,245
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	2,222	1,952,162
2.85%, 01/15/32	1,990	1,692,249
5.65%, 01/15/35(a)	2,240	2,189,343
6.10%, 04/01/34	1,500	1,528,462
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)(c)	850	833,892
Simon Property Group LP
2.20%, 02/01/31(a)	4,416	3,864,751
2.25%, 01/15/32	4,118	3,506,087
2.65%, 07/15/30	4,277	3,887,755
2.65%, 02/01/32	3,955	3,433,886

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 09/26/34	$5,756	$5,499,887
5.50%, 03/08/33(a)	3,255	3,336,821
6.25%, 01/15/34	2,705	2,886,816
Store Capital LLC
2.70%, 12/01/31	2,078	1,738,585
2.75%, 11/18/30	2,174	1,892,033
Sun Communities Operating LP
2.70%, 07/15/31	4,359	3,797,224
4.20%, 04/15/32	3,690	3,450,401
Tanger Properties LP, 2.75%, 09/01/31(a)	2,198	1,899,371
Trust Fibra Uno
7.38%, 02/13/34(b)	5,065	4,960,918
7.70%, 01/23/32(b)	200	204,427
UDR Inc.
1.90%, 03/15/33	2,015	1,572,442
2.10%, 08/01/32	1,700	1,377,652
2.10%, 06/15/33(a)	1,325	1,045,115
3.00%, 08/15/31(a)	3,322	2,980,379
3.10%, 11/01/34(a)	1,755	1,447,651
5.13%, 09/01/34	1,650	1,608,378
Ventas Realty LP
2.50%, 09/01/31	2,982	2,592,276
4.75%, 11/15/30	3,052	3,034,783
5.00%, 01/15/35(a)	3,115	2,995,312
5.10%, 07/15/32	2,900	2,892,524
5.63%, 07/01/34	2,730	2,761,186
VICI Properties LP
5.13%, 11/15/31	3,165	3,120,996
5.13%, 05/15/32	8,983	8,802,315
5.63%, 04/01/35	5,780	5,712,246
5.75%, 04/01/34(a)	3,275	3,286,174
VICI Properties LP/VICI Note Co. Inc., 4.13%, 08/15/30(b)	6,255	5,898,055
Welltower OP LLC
2.75%, 01/15/31	3,617	3,263,215
2.75%, 01/15/32	3,115	2,738,455
2.80%, 06/01/31	4,368	3,907,086
3.85%, 06/15/32(a)	4,490	4,205,836
Weyerhaeuser Co.
3.38%, 03/09/33	2,760	2,433,535
6.88%, 12/15/33	470	511,297
7.38%, 03/15/32	4,395	4,926,454
WP Carey Inc.
2.25%, 04/01/33	1,167	936,491
2.40%, 02/01/31	3,044	2,640,545
2.45%, 02/01/32(a)	4,266	3,586,143
5.38%, 06/30/34	2,275	2,246,605
		701,804,230
Retail — 2.0%
7-Eleven Inc., 1.80%, 02/10/31(b)	10,761	8,947,445
Alimentation Couche-Tard Inc., 5.27%, 02/12/34(a)(b)	5,330	5,225,680
AutoNation Inc.
2.40%, 08/01/31	3,377	2,853,967
3.85%, 03/01/32	4,311	3,895,384
4.75%, 06/01/30	3,227	3,167,816
5.89%, 03/15/35	2,935	2,918,769
AutoZone Inc.
1.65%, 01/15/31	3,658	3,099,302
4.75%, 08/01/32(a)	4,430	4,342,640
4.75%, 02/01/33	3,340	3,246,984
Security	Par (000)	Value
Retail (continued)
5.20%, 08/01/33	$1,820	$1,824,648
5.40%, 07/15/34(a)	3,975	4,005,477
6.55%, 11/01/33	3,110	3,380,127
Best Buy Co. Inc., 1.95%, 10/01/30(a)	4,187	3,591,605
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)(b)	3,345	3,231,491
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	5,673	5,783,640
Costco Wholesale Corp., 1.75%, 04/20/32	6,019	5,078,131
Darden Restaurants Inc., 6.30%, 10/10/33(a)	2,970	3,144,949
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	4,699	4,135,065
Dollar General Corp.
5.00%, 11/01/32(a)	4,132	4,064,312
5.45%, 07/05/33(a)	5,905	5,926,024
Dollar Tree Inc., 2.65%, 12/01/31(a)	4,961	4,290,697
El Puerto de Liverpool SAB de CV, 6.26%, 01/22/32(b)	290	296,310
Ferguson Enterprises Inc., 5.00%, 10/03/34	4,230	4,072,049
Genuine Parts Co.
1.88%, 11/01/30	3,279	2,799,099
2.75%, 02/01/32	3,203	2,750,767
6.88%, 11/01/33(a)	2,238	2,451,953
Home Depot Inc. (The)
1.38%, 03/15/31	7,922	6,636,168
1.88%, 09/15/31	6,097	5,198,966
3.25%, 04/15/32(a)	7,526	6,877,902
4.50%, 09/15/32(a)	7,537	7,465,964
4.85%, 06/25/31	6,155	6,255,277
4.95%, 06/25/34(a)	10,651	10,655,830
Lowe's Companies Inc.
1.70%, 10/15/30(a)	8,003	6,890,224
2.63%, 04/01/31	9,102	8,115,396
3.75%, 04/01/32	9,147	8,512,452
5.00%, 04/15/33(a)	7,435	7,416,184
5.15%, 07/01/33(a)	5,961	6,001,628
McDonald's Corp.
3.60%, 07/01/30(a)	6,219	5,968,406
4.60%, 09/09/32(a)	4,746	4,701,179
4.95%, 08/14/33(a)	3,613	3,642,552
4.95%, 03/03/35(a)	5,400	5,324,486
5.20%, 05/17/34	2,937	2,977,193
O'Reilly Automotive Inc.
1.75%, 03/15/31	3,308	2,807,316
4.70%, 06/15/32	5,335	5,219,913
5.00%, 08/19/34	3,290	3,211,217
Ross Stores Inc., 1.88%, 04/15/31	3,334	2,822,704
Starbucks Corp.
2.55%, 11/15/30	7,974	7,129,765
3.00%, 02/14/32(a)	6,142	5,466,304
4.80%, 02/15/33(a)	2,843	2,796,941
4.90%, 02/15/31	3,105	3,130,481
5.00%, 02/15/34(a)	3,030	2,992,798
5.40%, 05/15/35(a)	2,795	2,801,188
Target Corp.
2.65%, 09/15/30(a)	3,159	2,888,494
4.40%, 01/15/33(a)	2,993	2,916,370
4.50%, 09/15/32(a)	6,133	6,040,965
4.50%, 09/15/34	4,195	4,007,022
5.00%, 04/15/35(a)	6,085	5,981,022
6.35%, 11/01/32	935	1,024,878
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	3,252	2,768,822

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Tractor Supply Co.
1.75%, 11/01/30(a)	$4,429	$3,780,584
5.25%, 05/15/33(a)	4,745	4,735,995
Walmart Inc.
4.10%, 04/15/33(a)	9,231	8,945,705
4.15%, 09/09/32(a)	7,245	7,096,095
4.90%, 04/28/35	9,250	9,251,609
		298,980,326
Semiconductors — 2.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32	3,031	2,884,548
Analog Devices Inc.
2.10%, 10/01/31	6,392	5,524,170
4.25%, 10/01/32	205	200,588
5.05%, 04/01/34	3,275	3,300,790
Applied Materials Inc., 1.75%, 06/01/30(a)	4,693	4,129,594
Broadcom Inc.
2.45%, 02/15/31(b)	16,929	14,967,494
2.60%, 02/15/33(b)	10,375	8,758,371
3.42%, 04/15/33(b)	13,457	12,004,078
3.47%, 04/15/34(a)(b)	19,665	17,272,899
4.15%, 11/15/30(a)	11,587	11,297,615
4.15%, 04/15/32(b)	7,482	7,122,888
4.30%, 11/15/32	12,126	11,582,306
4.55%, 02/15/32	5,735	5,615,480
4.80%, 10/15/34	10,503	10,226,514
5.15%, 11/15/31	9,240	9,406,622
5.20%, 04/15/32	5,912	6,003,121
Foundry JV Holdco LLC
5.50%, 01/25/31(b)	7,095	7,186,707
5.88%, 01/25/34(b)	6,490	6,505,147
5.90%, 01/25/33(b)	7,030	7,174,420
6.15%, 01/25/32(a)(b)	6,190	6,427,620
6.25%, 01/25/35(b)	6,525	6,711,314
Intel Corp.
2.00%, 08/12/31(a)	7,642	6,441,461
4.00%, 12/15/32(a)	4,486	4,119,487
4.15%, 08/05/32(a)	7,700	7,160,324
5.00%, 02/21/31(a)	3,065	3,072,553
5.15%, 02/21/34(a)	5,591	5,472,883
5.20%, 02/10/33(a)	13,735	13,588,420
KLA Corp.
4.65%, 07/15/32	5,942	5,903,368
4.70%, 02/01/34	2,980	2,924,637
5.65%, 11/01/34(a)	325	336,408
Lam Research Corp., 1.90%, 06/15/30	4,623	4,074,516
Marvell Technology Inc.
2.95%, 04/15/31	4,900	4,381,397
5.95%, 09/15/33(a)	3,125	3,227,320
Micron Technology Inc.
2.70%, 04/15/32	10,667	9,092,784
5.30%, 01/15/31	6,345	6,384,275
5.65%, 11/01/32	80	81,294
5.80%, 01/15/35	6,335	6,384,537
5.88%, 02/09/33	4,695	4,799,197
5.88%, 09/15/33	5,422	5,566,507
NVIDIA Corp., 2.00%, 06/15/31(a)	7,797	6,840,284
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,427	5,562,568
2.65%, 02/15/32	6,268	5,340,573
5.00%, 01/15/33	6,433	6,274,332
Qorvo Inc., 3.38%, 04/01/31(a)(b)	4,175	3,673,647
Security	Par (000)	Value
Semiconductors (continued)
Qualcomm Inc.
1.65%, 05/20/32(a)	$7,292	$5,975,242
4.25%, 05/20/32(a)	3,225	3,151,505
4.65%, 05/20/35(a)	6,391	6,271,329
5.40%, 05/20/33(a)	4,221	4,395,453
QUALCOMM Inc.
4.75%, 05/20/32	3,315	3,312,412
5.00%, 05/20/35	4,005	3,979,618
SK Hynix Inc.
2.38%, 01/19/31(b)	7,328	6,385,096
6.50%, 01/17/33(a)(b)	5,555	5,880,418
Skyworks Solutions Inc., 3.00%, 06/01/31	3,324	2,892,068
Texas Instruments Inc.
1.90%, 09/15/31(a)	3,580	3,081,610
3.65%, 08/16/32	2,335	2,182,331
4.85%, 02/08/34	3,605	3,605,181
4.90%, 03/14/33	5,550	5,609,641
5.10%, 05/23/35	4,384	4,401,259
TSMC Arizona Corp.
2.50%, 10/25/31	7,824	6,921,143
4.25%, 04/22/32(a)	6,045	5,880,244
TSMC Global Ltd.
1.38%, 09/28/30(a)(b)	7,773	6,615,382
2.25%, 04/23/31(a)(b)	9,195	8,098,928
4.63%, 07/22/32(a)(b)	2,500	2,485,646
Xilinx Inc., 2.38%, 06/01/30	4,664	4,234,004
		380,363,568
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 5.75%, 01/15/35(a)	3,055	3,092,623
Software — 2.0%
Adobe Inc.
4.95%, 04/04/34(a)	4,520	4,550,137
5.30%, 01/17/35	1,190	1,225,333
AppLovin Corp.
5.38%, 12/01/31	3,865	3,900,797
5.50%, 12/01/34(a)	5,970	5,972,652
Atlassian Corp., 5.50%, 05/15/34	2,855	2,880,528
Autodesk Inc., 2.40%, 12/15/31	6,282	5,413,638
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	6,292	5,536,347
Cadence Design Systems Inc., 4.70%, 09/10/34	5,280	5,133,993
Concentrix Corp., 6.85%, 08/02/33	3,343	3,420,746
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	3,050	3,061,813
Electronic Arts Inc., 1.85%, 02/15/31	4,563	3,917,840
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	2,580	2,230,762
5.10%, 07/15/32(a)	4,523	4,535,335
Fiserv Inc.
2.65%, 06/01/30	6,009	5,429,804
5.15%, 08/12/34(a)	5,360	5,256,089
5.35%, 03/15/31(a)	3,400	3,476,214
5.45%, 03/15/34	4,775	4,786,725
5.60%, 03/02/33(a)	5,371	5,467,676
5.63%, 08/21/33	7,725	7,863,999
Intuit Inc.
1.65%, 07/15/30(a)	3,193	2,789,714
5.20%, 09/15/33	7,306	7,473,203

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp.
1.35%, 09/15/30	$2,737	$2,371,667
3.50%, 02/12/35(a)	4,678	4,311,751
MSCI Inc.
3.25%, 08/15/33(a)(b)	4,137	3,548,872
3.63%, 09/01/30(a)(b)	5,165	4,783,992
3.63%, 11/01/31(a)(b)	3,875	3,517,479
3.88%, 02/15/31(b)	6,130	5,708,019
Oracle Corp.
2.88%, 03/25/31	19,830	17,877,463
3.90%, 05/15/35(a)	6,325	5,606,712
4.30%, 07/08/34(a)	11,282	10,492,932
4.70%, 09/27/34(a)	17,738	16,918,523
4.90%, 02/06/33	9,251	9,124,274
5.25%, 02/03/32	7,850	7,969,025
6.25%, 11/09/32	13,515	14,429,067
Paychex Inc.
5.35%, 04/15/32	4,080	4,140,572
5.60%, 04/15/35(a)	8,050	8,185,421
Roper Technologies Inc.
1.75%, 02/15/31(a)	6,448	5,465,232
2.00%, 06/30/30(a)	3,629	3,190,314
4.75%, 02/15/32	3,285	3,249,985
4.90%, 10/15/34	6,045	5,865,316
Salesforce Inc., 1.95%, 07/15/31(a)	9,186	7,956,597
ServiceNow Inc., 1.40%, 09/01/30	8,941	7,650,050
Synopsys Inc.
5.00%, 04/01/32	9,430	9,446,656
5.15%, 04/01/35	16,135	15,947,744
Take-Two Interactive Software Inc.
4.00%, 04/14/32(a)	3,363	3,140,147
5.60%, 06/12/34	2,000	2,030,013
VMware LLC, 2.20%, 08/15/31	9,374	8,007,277
Workday Inc., 3.80%, 04/01/32(a)	8,070	7,485,961
		292,744,406
Telecommunications — 3.9%
America Movil SAB de CV
4.70%, 07/21/32(a)	4,715	4,599,301
6.38%, 03/01/35	5,200	5,571,113
AT&T Inc.
2.25%, 02/01/32(a)	15,529	13,175,272
2.55%, 12/01/33	23,630	19,434,535
2.75%, 06/01/31	19,516	17,465,470
4.50%, 05/15/35	10,904	10,257,201
5.38%, 08/15/35	7,225	7,267,226
5.40%, 02/15/34	17,667	17,907,118
6.15%, 09/15/34(a)	770	804,738
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,620	5,503,789
5.20%, 02/15/34	4,670	4,612,693
Series US-5, 2.15%, 02/15/32(a)	3,754	3,116,378
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	2,665	2,438,742
British Telecommunications PLC, 9.63%, 12/15/30	16,113	19,654,012
Cisco Systems Inc.
4.95%, 02/26/31	15,595	15,907,692
4.95%, 02/24/32	6,655	6,746,828
5.05%, 02/26/34	15,085	15,200,370
5.10%, 02/24/35	7,890	7,936,413
Deutsche Telekom International Finance BV
8.75%, 06/15/30	20,717	24,284,020
Security	Par (000)	Value
Telecommunications (continued)
9.25%, 06/01/32	$3,060	$3,800,126
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(b)	1,895	1,590,629
Juniper Networks Inc., 2.00%, 12/10/30(a)	2,669	2,284,284
Koninklijke KPN NV, 8.38%, 10/01/30(a)	3,622	4,221,963
Motorola Solutions Inc.
2.30%, 11/15/30	5,845	5,136,998
2.75%, 05/24/31	5,337	4,728,263
5.40%, 04/15/34	5,983	6,013,246
5.60%, 06/01/32(a)	4,037	4,149,638
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	5,395	4,639,701
2.63%, 05/05/31(a)(b)	8,653	7,701,113
6.00%, 10/06/33(a)(b)	4,495	4,736,549
NTT Finance Corp.
2.07%, 04/03/31(b)	6,099	5,268,457
5.14%, 07/02/31(a)(b)	5,170	5,262,671
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	9,780	8,693,266
4.63%, 10/10/34(a)(b)	1,665	1,612,950
Orange SA, 9.00%, 03/01/31(a)	15,071	18,199,119
Rogers Communications Inc.
3.80%, 03/15/32(a)	12,487	11,435,684
5.30%, 02/15/34(a)	8,225	8,093,385
Sprint Capital Corp., 8.75%, 03/15/32	12,426	14,883,856
Telefonica Europe BV, 8.25%, 09/15/30(a)	7,656	8,833,111
TELUS Corp., 3.40%, 05/13/32	5,657	5,051,171
T-Mobile USA Inc.
2.25%, 11/15/31	6,149	5,272,223
2.55%, 02/15/31	16,479	14,595,843
2.70%, 03/15/32	5,989	5,204,728
2.88%, 02/15/31	6,671	6,003,445
3.50%, 04/15/31	15,349	14,262,251
4.70%, 01/15/35(a)	5,716	5,462,572
5.05%, 07/15/33	16,117	15,979,618
5.13%, 05/15/32	3,220	3,247,976
5.15%, 04/15/34(a)	7,650	7,637,117
5.20%, 01/15/33	7,834	7,863,622
5.30%, 05/15/35	10,295	10,261,549
5.75%, 01/15/34(a)	6,004	6,225,849
Verizon Communications Inc.
1.50%, 09/18/30(a)	7,857	6,699,686
1.68%, 10/30/30	7,469	6,400,935
1.75%, 01/20/31	14,280	12,174,117
2.36%, 03/15/32	27,935	23,824,749
2.55%, 03/21/31	23,348	20,679,255
4.40%, 11/01/34(a)	10,529	9,860,544
4.50%, 08/10/33	13,321	12,765,626
4.78%, 02/15/35	12,890	12,405,174
5.05%, 05/09/33(a)	11,543	11,558,271
5.25%, 04/02/35	14,160	14,107,294
6.40%, 09/15/33	2,474	2,673,648
7.75%, 12/01/30	4,034	4,619,792
Vodafone Group PLC, 6.25%, 11/30/32(a)	3,150	3,371,332
Xiaomi Best Time International Ltd., 2.88%, 07/14/31(b)	5,130	4,659,600
		586,035,907
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34	3,480	3,526,540

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	$6,098	$6,308,150
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	1,920	2,230,274
Canadian National Railway Co.
3.85%, 08/05/32	4,945	4,622,641
4.38%, 09/18/34(a)	4,585	4,343,595
5.85%, 11/01/33	1,995	2,099,863
6.25%, 08/01/34	2,980	3,223,201
Canadian Pacific Railway Co.
2.45%, 12/02/31	9,418	8,156,108
5.20%, 03/30/35	4,115	4,100,840
5.75%, 03/15/33(a)	1,328	1,383,917
7.13%, 10/15/31(a)	2,552	2,843,841
CSX Corp.
4.10%, 11/15/32(a)	6,298	5,998,166
5.05%, 06/15/35	3,775	3,727,277
5.20%, 11/15/33(a)	3,955	4,011,404
FedEx Corp.
2.40%, 05/15/31(a)	4,758	4,179,978
2.40%, 05/15/31(b)	5	4,393
3.90%, 02/01/35(a)(b)	2,030	1,769,304
4.90%, 01/15/34(b)	245	232,267
Norfolk Southern Corp.
2.30%, 05/15/31(a)	3,641	3,189,986
3.00%, 03/15/32(a)	4,110	3,671,269
4.45%, 03/01/33	3,388	3,258,120
5.05%, 08/01/30(a)	3,935	4,026,850
5.10%, 05/01/35(a)	3,270	3,229,978
5.55%, 03/15/34(a)	2,705	2,782,737
7.25%, 02/15/31(a)	835	936,385
Ryder System Inc., 6.60%, 12/01/33(a)	3,885	4,196,749
TTX Co.
5.05%, 11/15/34(a)(b)	1,850	1,848,370
5.75%, 11/22/33(b)	2,215	2,320,361
Union Pacific Corp.
2.38%, 05/20/31(a)	6,498	5,765,676
2.80%, 02/14/32(a)	8,175	7,269,972
3.38%, 02/01/35	350	307,146
4.50%, 01/20/33	5,880	5,755,317
5.10%, 02/20/35(a)	6,610	6,621,743
United Parcel Service Inc.
4.65%, 10/15/30	2,925	2,935,753
4.88%, 03/03/33(a)	5,688	5,690,625
5.15%, 05/22/34(a)	5,430	5,481,525
5.25%, 05/14/35	7,550	7,545,084
Walmart Inc., 1.80%, 09/22/31(a)	13,793	11,883,192
		147,952,057
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31(a)	1,847	1,547,187
3.50%, 06/01/32(a)	2,916	2,621,993
4.00%, 06/30/30	2,478	2,373,262
4.90%, 03/15/33(a)	2,627	2,551,516
5.45%, 09/15/33(a)	2,700	2,703,987
5.50%, 06/15/35	1,675	1,661,644
6.05%, 03/15/34(a)	3,271	3,402,777
6.90%, 05/01/34	2,675	2,917,813
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(a)(b)	3,300	3,488,143
Security	Par (000)	Value
Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(a)(b)	$5,360	$5,332,420
5.70%, 07/25/33(b)	6,543	6,609,751
		35,210,493
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	4,515	3,923,408
4.45%, 06/01/32(a)	5,840	5,680,201
5.15%, 03/01/34	3,855	3,850,167
5.25%, 03/01/35(a)	5,320	5,306,035
Essential Utilities Inc.
2.40%, 05/01/31	3,773	3,284,264
5.38%, 01/15/34(a)	2,475	2,468,123
		24,512,198
Total Corporate Bonds & Notes — 98.0% (Cost: $15,067,921,093)		14,664,275,897
Foreign Government Obligations(e)
South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	100	100,508
Korea Gas Corp., 2.00%, 07/13/31(b)	4,605	3,980,825
Korea Housing Finance Corp., 4.63%, 02/24/33(a)(b)	3,110	3,039,940
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,681,791
2.63%, 04/18/32(b)	3,270	2,811,702
		11,614,766
Total Foreign Government Obligations — 0.1% (Cost: $12,245,715)		11,614,766
Total Long-Term Investments — 98.1% (Cost: $15,080,166,808)		14,675,890,663
	Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	1,586,366,088	1,587,000,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	61,380,000	61,380,000
Total Short-Term Securities — 11.0% (Cost: $1,647,822,746)		1,648,380,635
Total Investments — 109.1% (Cost: $16,727,989,554)		16,324,271,298
Liabilities in Excess of Other Assets — (9.1)%		(1,361,673,584)
Net Assets — 100.0%		$14,962,597,714

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,988,022,906	$—	$(400,858,097)(a)	$(30,056)	$(134,118)	$1,587,000,635	1,586,366,088	$1,275,032 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	11,190,000	50,190,000 (a)	—	—	—	61,380,000	61,380,000	897,532	—
				$(30,056)	$(134,118)	$1,648,380,635		$2,172,564	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,664,275,897	$—	$14,664,275,897
Foreign Government Obligations	—	11,614,766	—	11,614,766
Short-Term Securities
Money Market Funds	1,648,380,635	—	—	1,648,380,635
	$1,648,380,635	$14,675,890,663	$—	$16,324,271,298

Portfolio Abbreviation
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Portfolio Abbreviation
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Portfolio Abbreviation (continued)
SOFR	Secured Overnight Financing Rate
ST	Special Tax